UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22680

Ultimus Managers Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, Ohio	45246
(Address of principal executive offices)	(Zip code)

Karen Jacoppo-Wood

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(513) 587-3400

Date of fiscal year end:	May 31

Date of reporting period:	May 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

(a)

Kempner Multi-Cap Deep Value Fund Investor Class (FAKDX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.kempnercapital.com. You can also request this information by contacting us at (800) 665-9778.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$121	1.21%

How did the Fund perform during the reporting period?

The Fund was positioned well this past year for the market’s perception that interest rates would eventually decline as the Financials sector represented the largest contribution to the YOY return with almost 30%.

Next, an eclectic group of stocks such as General Motors, International Flavors & Fragrances, defense company L3Harris Technologies, Specialty Pharma Company Viatris, Walt Disney, Acuity Brands, and eBay made up about 20% of the total return.

Three semiconductor stocks considered beneficiaries of the AI revolution had phenomenal returns and added a full 15% to the FY return and the Energy sector came out to about 12%.

How has the Fund performed over the last ten years?
Total Return Based on $10,000 Investment

Average Annual Total Returns
	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Investor Class	32.27%	11.03%	6.69%
S&P 500® Value Index	24.03%	13.79%	10.19%
MSCI World Index	24.92%	12.76%	9.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$93,118,087
Number of Portfolio Holdings	41
Advisory Fee	$482,352
Portfolio Turnover	37%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Micron Technology, Inc.	6.0%
Citigroup, Inc.	3.6%
BP plc - ADR	3.6%
CONMED Corporation	3.6%
Bank of America Corporation	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.4%
Equitable Holdings, Inc.	3.3%
Walt Disney Company (The)	3.2%
International Flavors & Fragrances, Inc.	3.1%
Shell plc - ADR	3.1%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Kempner Multi-Cap Deep Value Fund - Investor Class (FAKDX)

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Adviser's website (www.kempnercapital.com), including its:

●	Financial information
●	Holdings
●	Proxy voting information

TSR-AR 053124-FAKDX

Evolutionary Tree Innovators Fund I Class Shares (INVNX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Evolutionary Tree Innovators Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.mutualfund.evolutionarytree.com/resources- materials. You can also request this information by contacting us at (833) 517-1010.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class Shares	$97	0.97%

How did the Fund perform during the reporting period?

The Evolutionary Tree Innovators Fund delivered positive investment results for the fiscal year. The equity market has been strong as investors gain comfort the Fed may be done raising rates and the economy shows resilience. However, we continue to see a narrow market, driven by a handful of stocks, primarily NVIDIA. There is also a divergence between large-cap and small-cap stocks, which has created headwinds for the Fund. Large-caps, especially mega-cap tech stocks, are driving the market in the short term, while investors are shunning small and mid-cap stocks. We believe eventually investors will realize that companies further down the market-cap spectrum are attractively valued. This “broadening out” of the market would be a positive for the Fund, as the portfolio comprises both large-cap and small-to-mid-cap holdings.

While the Fund does own a few of the Magnificent 7 stocks, such as Microsoft, Amazon, and Meta Platforms, the Fund is underweight relative to this favored group of stocks, with the absence of NVIDIA being the largest headwind. The outsized contribution by NVIDIA is tied to interest by investors in the first phase of the AI opportunity—the AI hardware buildout. We take a broader view: that there will be multiple waves of opportunity over time. We see opportunity longer term from AI for the public cloud providers, enterprise software platforms, and vertical-specific tech companies. We believe the Fund is well positioned in these areas. Investors have rotated away from some of these areas, especially software, to focus almost solely on AI hardware “plays”. Rather than chase NVIDIA, we are choosing to stay focused on these attractive areas.

The collection of companies owned in the Fund are driving healthy business growth (20%+ revenue growth). We believe a “broadening out” of the market may eventually aid small and mid-cap stocks. While it is frustrating that so few stocks are driving the market, we believe this dynamic overlooks the healthy fundamentals of the holdings in the Fund.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment

$20,000
$15,000
$10,000
$5,000
$0
09/09/20
05/31/21
05/31/22
05/31/23
05/31/24
$16,452
$9,058
Evolutionary Tree Innovators Fund - I Class Shares
S&P 500® Index

Average Annual Total Returns
	1 Year	Since Inception (9/9/2020)
Evolutionary Tree Innovators Fund - I Class Shares	18.54%	-2.62%
S&P 500® Index	28.19%	14.31%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$27,860,804
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$0
Portfolio Turnover	57%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Technology
34.5%
Consumer Discretionary
22.5%
Health Care
19.5%
Communications
8.3%
Industrials
8.3%
Financials
2.9%
Money Market Funds
2.5%
Other Assets in Excess of Liabilities
1.5%
0%
5%
10%
15%
20%
25%
30%
35%
40%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Microsoft Corporation	9.7%
Amazon.com, Inc.	9.4%
ServiceNow, Inc.	6.4%
HubSpot, Inc.	4.8%
Axon Enterprise, Inc.	4.3%
PROCEPT BioRobotics Corporation	4.2%
Uber Technologies, Inc.	4.0%
MercadoLibre, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.5%
Netflix, Inc.	3.4%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Evolutionary Tree Innovators Fund - I Class Shares (INVNX)

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.mutualfund.evolutionarytree.com/resources-materials), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-AR 053124-INVNX

Evolutionary Tree Innovators Fund A Class Shares (INVTX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Evolutionary Tree Innovators Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.mutualfund.evolutionarytree.com/resources- materials. You can also request this information by contacting us at (833) 517-1010.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class Shares	$122	1.22%

How did the Fund perform during the reporting period?

The Evolutionary Tree Innovators Fund delivered positive investment results for the fiscal year. The equity market has been strong as investors gain comfort the Fed may be done raising rates and the economy shows resilience. However, we continue to see a narrow market, driven by a handful of stocks, primarily NVIDIA. There is also a divergence between large-cap and small-cap stocks, which has created headwinds for the Fund. Large-caps, especially mega-cap tech stocks, are driving the market in the short term, while investors are shunning small and mid-cap stocks. We believe eventually investors will realize that companies further down the market-cap spectrum are attractively valued. This “broadening out” of the market would be a positive for the Fund, as the portfolio comprises both large-cap and small-to-mid-cap holdings.

While the Fund does own a few of the Magnificent 7 stocks, such as Microsoft, Amazon, and Meta Platforms, the Fund is underweight relative to this favored group of stocks, with the absence of NVIDIA being the largest headwind. The outsized contribution by NVIDIA is tied to interest by investors in the first phase of the AI opportunity—the AI hardware buildout. We take a broader view: that there will be multiple waves of opportunity over time. We see opportunity longer term from AI for the public cloud providers, enterprise software platforms, and vertical-specific tech companies. We believe the Fund is well positioned in these areas. Investors have rotated away from some of these areas, especially software, to focus almost solely on AI hardware “plays”. Rather than chase NVIDIA, we are choosing to stay focused on these attractive areas.

The collection of companies owned in the Fund are driving healthy business growth (20%+ revenue growth). We believe a “broadening out” of the market may eventually aid small and mid-cap stocks. While it is frustrating that so few stocks are driving the market, we believe this dynamic overlooks the healthy fundamentals of the holdings in the Fund.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment*

$15,000
$10,000
$5,000
$0
$12,513
$9,020
02/28/22
05/31/22
05/31/23
05/31/24
Evolutionary Tree Innovators Fund - A Class Shares
S&P 500® Index

Average Annual Total Returns
	1 Year	Since Inception (2/28/2022)
Evolutionary Tree Innovators Fund - A Class Shares
Without Load	18.27%	-1.94%
With Load	11.48%	-4.48%
S&P 500® Index	28.19%	10.47%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

*	Reflects the maximum sales charge applicable to A Class Shares.

Fund Statistics
Net Assets	$27,860,804
Number of Portfolio Holdings	32
Advisory Fee (net of waivers)	$0
Portfolio Turnover	57%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Technology
34.5%
Consumer Discretionary
22.5%
Health Care
19.5%
Communications
8.3%
Industrials
8.3%
Financials
2.9%
Money Market Funds
2.5%
Other Assets in Excess of Liabilities
1.5%
0%
5%
10%
15%
20%
25%
30%
35%
40%

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Microsoft Corporation	9.7%
Amazon.com, Inc.	9.4%
ServiceNow, Inc.	6.4%
HubSpot, Inc.	4.8%
Axon Enterprise, Inc.	4.3%
PROCEPT BioRobotics Corporation	4.2%
Uber Technologies, Inc.	4.0%
MercadoLibre, Inc.	3.8%
Meta Platforms, Inc. - Class A	3.5%
Netflix, Inc.	3.4%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Evolutionary Tree Innovators Fund - A Class Shares (INVTX)

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (www.mutualfund.evolutionarytree.com/resources-materials), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-AR 053124-INVTX

Adler Value Fund Institutional Class (ADLVX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Adler Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.adlervaluefund.com/fund-literature. You can also request this information by contacting us at (800) 408-4682.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Adler Value Fund - Institutional Class	$125	1.25%

How did the Fund perform during the reporting period?

As the year progressed, the market narrative began to evolve around inflation, the U.S. economy and the likelihood and number of 2024 cuts in the federal funds rate. With continued U.S. job growth/low U.S. unemployment and U.S. inflation above the Federal Reserve’s 2% target, the U.S. capital markets began to reflect expectations for fewer 2024 federal funds rate cuts. This development was balanced against continued growth (albeit at a slower pace) in the U.S. economy. This competition between the level of interest rates (higher for longer) and the relative strength of the U.S. economy (continued growth vs. possibility of a recession) remained a durable theme in U.S. equity markets.

For the year ended May 31, 2024, the Fund’s performance reflected its differences with the S&P 500. The Fund owns no Megacap companies (defined by S&P as the top 50 market capitalization companies in the S&P 500) or Information Technology companies. Megacap companies represent 43% of the S&P 500. Information Technology represents 31% of the S&P 500. The Fund’s holdings in the S&P 500 represent 42% of the Fund’s assets. The median market capitalization of the S&P 500 is $92 billion. The Fund’s median market capitalization is $31 billion.

How has the Fund performed since inception?
Total Return Based on $10,000 Investment

Average Annual Total Returns
	1 Year	5 Years	Since Inception (8/16/2018)
Adler Value Fund - Institutional Class	19.59%	9.81%	8.21%
S&P 500® Index	28.19%	15.80%	13.20%
S&P 500® Value Index	24.03%	13.79%	11.11%
S&P 1000® Value Index	19.41%	11.09%	7.14%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$3,707,631
Number of Portfolio Holdings	37
Advisory Fee (net of waivers)	$0
Portfolio Turnover	31%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Jackson Financial, Inc. - Class A	13.3%
Aflac, Inc.	6.5%
Nuvei Corporation	6.3%
Equitable Holdings, Inc.	5.8%
Cigna Group (The)	5.6%
Charles Schwab Corporation (The)	5.3%
PG&E Corporation	5.0%
Citigroup, Inc.	3.7%
XP, Inc. - Class A	3.6%
Viatris, Inc.	3.6%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Adler Value Fund - Institutional Class (ADLVX)

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund’s website (www.adlervaluefund.com/fund-literature), including its:

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

TSR-AR 053124-ADLVX

Kempner Multi-Cap Deep Value Fund Institutional Class (FIKDX) Annual Shareholder Report - May 31, 2024

Fund Overview

This annual shareholder report contains important information about Kempner Multi-Cap Deep Value Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.kempnercapital.com. You can also request this information by contacting us at (800) 665-9778.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$96	0.96%

How did the Fund perform during the reporting period?

The Fund was positioned well this past year for the market’s perception that interest rates would eventually decline as the Financials sector represented the largest contribution to the YOY return with almost 30%.

Next, an eclectic group of stocks such as General Motors, International Flavors & Fragrances, defense company L3Harris Technologies, Specialty Pharma Company Viatris, Walt Disney, Acuity Brands, and eBay made up about 20% of the total return.

Three semiconductor stocks considered beneficiaries of the AI revolution had phenomenal returns and added a full 15% to the FY return and the Energy sector came out to about 12%.

How has the Fund performed over the last ten years?
Total Return Based on $500,000 Investment

Average Annual Total Returns
	1 Year	5 Years	10 Years
Kempner Multi-Cap Deep Value Fund - Institutional Class	32.55%	11.30%	6.95%
S&P 500® Value Index	24.03%	13.79%	10.19%
MSCI World Index	24.92%	12.76%	9.13%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics
Net Assets	$93,118,087
Number of Portfolio Holdings	41
Advisory Fee	$482,352
Portfolio Turnover	37%

What did the Fund invest in?

Asset Weighting (% of total investments)

Sector Weighting (% of net assets)

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Micron Technology, Inc.	6.0%
Citigroup, Inc.	3.6%
BP plc - ADR	3.6%
CONMED Corporation	3.6%
Bank of America Corporation	3.5%
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	3.4%
Equitable Holdings, Inc.	3.3%
Walt Disney Company (The)	3.2%
International Flavors & Fragrances, Inc.	3.1%
Shell plc - ADR	3.1%

Material Fund Changes

No material changes occured during the year ended May 31, 2024.

Kempner Multi-Cap Deep Value Fund - Institutional Class (FIKDX)

Annual Shareholder Report - May 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Adviser's website (www.kempnercapital.com), including its:

●	Financial information
●	Holdings
●	Proxy voting information

TSR-AR 053124-FIKDX

Wavelength Fund (WAVLX) Annual Shareholder Report - May 31, 2024

Fund Overview

The Wavelength Fund seeks to generate attractive total returns in fixed income markets using a systematic, factor-based approach that applies to quantitative tools to process fundamental market and economic information.

This annual shareholder report contains important information about Wavelength Fund for the period of June 1, 2023 to May 31, 2024. You can find additional information about the Fund at www.wavelengthfunds.com/fund-resources. You can also request this information by contacting us at (866) 896-9292.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wavelength Fund	$99	0.99%

How did the Fund perform during the reporting period?

During the fiscal year ended May 31, 2024, the Fund generated positive results and outperformed the Bloomberg US Aggregate Bond Index. With markets in transition, the Fund managed heightened levels of volatility effectively through its targeted balance and diversification, and returns were generated actively across a broad set of fixed income markets that included government, inflation-linked, corporate, and emerging market exposures. The Fund's use of its current investment strategies did not cause performance to materially deviate from the manager's expectations given the uncertainty of the markets and the underlying factors driving them over the period.

How has the Fund performed over the last ten years?

Over the last ten years, the Fund has generated positive results and outperformed the Bloomberg US Aggregate Bond Index. While volatility has increased in markets over the period, the Fund has targeted a similar level of volatility as the Bloomberg US Aggregate Bond Index and generated a differentiated return for investors over the economic cycle.

Total Return Based on $10,000 Investment

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Average Annual Total Returns
	1 Year	5 Years	10 Years
Wavelength Fund	5.95%	2.16%	2.14%
Bloomberg U.S. Aggregate Bond Index	1.31%	-0.17%	1.26%
S&P/BGCantor 0-3 Month U.S. Treasury Bill Index	5.53%	2.13%	1.46%

Fund Statistics
Net Assets	$68,812,750
Number of Portfolio Holdings	30
Advisory Fee (net of waivers)	$575,126
Portfolio Turnover	49%

Past performance does not guarantee future results. Call (866) 896-9292 or visit www.wavelengthfunds.com/fund-resources for current month-end performance.

Asset Weighting (% of total investments)

What did the Fund invest in? The Fund invested in a wide range of markets using predominantly exchange-traded funds and futures instruments.

Top 10 Holdings (% of net assets)
Holding Name	% of Net Assets
Invesco Senior Loan ETF	14.7%
SPDR Bloomberg Short Term High Yield Bond ETF	10.9%
Vanguard Mortgage-Backed Securities ETF	10.4%
iShares Broad USD High Yield Corporate Bond ETF	9.4%
Vanguard Short-Term Inflation-Protected Securities ETF	8.6%
VanEck Emerging Markets High Yield Bond ETF	6.9%
iShares TIPS Bond ETF	5.8%
Vanguard Emerging Markets Government Bond ETF	4.7%
VanEck Vectors J.P. Morgan EM Local Currency Bond ETF	3.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%

Material Fund Changes
No material changes occured during the year ended May 31, 2024.

Change In Or Disagreement With Accountants
During the year ended May 31, 2024, there were no changes in or disagreements with accountants.

Householding
If you wish to receive a copy of this document at a new address, contact (866) 896-9292.

Where can I find additional information about the Fund? Additional information is available on the Fund's website (www.wavelengthfunds.com/fund-resources),

●	Prospectus
●	Financial information
●	Holdings
●	Proxy voting information

Available at the following firms:
Equitable	Charles Schwab	Commonwealth	E*Trade
Fidelity	Interactive Brokers	LPL	Morgan Stanley
Pershing	R.W. Baird	SEI	TDA

Wavelength Fund (WAVLX) Annual Shareholder Report - May 31, 2024

TSR-AR 053124-WAVLX

(b)	Not applicable

Item 2.	Code of Ethics.

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. Pursuant to Item 12(a)(1), a copy of registrant’s code of ethics is filed as an exhibit to this Form N-CSR. During the period covered by this report, the code of ethics has not been amended, and the registrant has not granted any waivers, including implicit waivers, from the provisions of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The registrant’s board of trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee. The name of the audit committee financial expert is Janine L. Cohen. Ms. Cohen is “independent” for purposes of this Item.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements were $58,000 and $66,000 with respect to the registrant’s fiscal years ended May 31, 2024 and 2023, respectively.

(b)	Audit-Related Fees. No fees were billed in either of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c)	Tax Fees. The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were $12,400 and $15,500 with respect to the registrant’s fiscal years ended May 31, 2024 and 2023, respectively. The services comprising these fees are the preparation of the registrant’s federal income and excise tax returns.

(d)	All Other Fees. No fees were billed in either of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1)	The audit committee has not adopted pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

(e)(2)	None of the services described in paragraph (b) through (d) of this Item were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Less than 50% of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	During the fiscal years ended May 31, 2024 and 2023, aggregate non-audit fees of $12,400 and $15,500, respectively, were billed by the registrant’s accountant for services rendered to the registrant. No non-audit fees were billed in either of the last two fiscal years by the registrant’s accountant for services rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)	The principal accountant has not provided any non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant.

(i)	Not applicable

(j)	Not applicable

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Investments.

(a)	The Registrant(s) schedule(s) of investments is included in the Financial Statements under Item 7 of this form.

(b)	Not applicable

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies

(a)

Institutional Class (ADLVX)

FINANCIAL STATEMENTS

May 31, 2024

Managed by

Adler Asset Management, LLC

For information or assistance in opening an account,
please call toll-free 1-800-408-4682.

ADLER VALUE FUND SCHEDULE OF INVESTMENTS May 31, 2024
COMMON STOCKS — 87.7%	Shares	Value
Communications — 1.2%
Cable & Satellite — 1.2%
Altice USA, Inc. - Class A (a)	9,000	$22,320
Comcast Corporation - Class A	600	24,018
		46,338
Consumer Discretionary — 6.5%
E-Commerce Discretionary — 6.5%
Alibaba Group Holding Ltd. - ADR	1,500	117,510
Coupang, Inc. (a)	5,500	125,070
		242,580
Consumer Staples — 4.9%
Retail - Consumer Staples — 2.3%
Walgreens Boots Alliance, Inc.	5,300	85,966

Wholesale - Consumer Staples — 2.6%
Sysco Corporation	1,300	94,666

Financials — 41.2%
Banking — 6.6%
Citigroup, Inc.	2,200	137,082
Citizens Financial Group, Inc.	3,000	105,870
		242,952
Broker-Dealers — 8.9%
Charles Schwab Corporation (The)	2,700	197,856
XP, Inc. - Class A	7,015	133,215
		331,071
Insurance — 25.7%
Aflac, Inc.	2,700	242,649
Equitable Holdings, Inc.	5,200	215,748
Jackson Financial, Inc. - Class A	6,500	494,065
		952,462
Health Care — 12.8%
Biotech & Pharma — 4.6%
Bayer AG - ADR	5,250	40,530
Viatris, Inc.	12,435	131,811
		172,341
Health Care Facilities & Services — 5.6%
Cigna Group (The)	600	206,772

Medical Equipment & Devices — 2.6%
Medtronic plc	1,200	97,644

ADLER VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 87.7% (Continued)	Shares	Value
Materials — 8.0%
Containers & Packaging — 6.6%
Berry Global Group, Inc.	2,100	$125,748
O-I Glass, Inc. (a)	9,200	116,748
		242,496
Metals & Mining — 1.4%
Barrick Gold Corporation	3,100	52,979

Technology — 8.1%
Technology & Electronics — 1.8%
Corning, Inc.	1,800	67,068

Technology Services — 6.3%
Nuvei Corporation	7,200	231,840

Utilities — 5.0%
Electric Utilities — 5.0%
PG&E Corporation	10,000	185,400

Total Common Stocks (Cost $2,471,821)		$3,252,575

PREFERRED STOCKS — 3.0%
Financials — 3.0%
Banking — 3.0%
Itau Unibanco Holding S.A. - ADR (Cost $87,847)	18,300	$109,617

ADLER VALUE FUND SCHEDULE OF INVESTMENTS (Continued)
PURCHASED OPTION			Notional
CONTRACTS — 2.3%	Strike Price	Contracts*	Value	Value
Call Option Contracts — 2.3%
Altice USA, Inc. - Class A, 01/17/25	$2.00	25	$6,200	$2,700
Coupang, Inc., 06/21/24	17.50	20	45,480	10,900
Coupang, Inc., 01/17/25	15.00	20	45,480	17,560
Hertz Global Holdings, Inc., 06/21/24	12.50	10	4,360	25
Hertz Global Holdings, Inc., 06/21/24	15.00	5	2,180	12
Hertz Global Holdings, Inc., 06/21/24	17.50	20	8,720	50
Nuvei Corporation, 06/21/24	15.00	25	80,500	46,250
Viatris, Inc., 01/17/25	12.00	90	95,400	4,500
Walgreens Boots Alliance, Inc., 07/19/24	27.50	10	16,220	30
Walgreens Boots Alliance, Inc., 01/17/25	22.50	30	48,660	1,980
Walgreens Boots Alliance, Inc., 01/17/25	25.00	10	16,220	400
XP, Inc. - Class A, 01/17/25	20.00	5	9,495	1,225
Total Purchased Option Contracts (Cost $54,749)			$378,915	$85,632

MONEY MARKET FUNDS — 6.7%	Shares	Value
Federated Hermes Treasury Obligations Fund - Service Shares, 4.94% (b)(c) (Cost $248,504)	248,504	$248,504

Investments at Value — 99.7% (Cost $2,862,921)		$3,696,328

Other Assets in Excess of Liabilities — 0.3%		11,303

Net Assets — 100.0%		$3,707,631

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.
(c)	A portion of this security is held as collateral in a segregated account.
*	Each option contract has a multiplier of 100 shares.

ADR - American Depositary Receipt
AG - Aktiengesellschaft

plc - Public Limited Company

S.A. - Société anonyme

See accompanying notes to financial statements.

ADLER VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES

May 31, 2024

ASSETS
Investments in securities:
At cost	$2,862,921
At value (Note 2)	$3,696,328
Receivable from Adviser (Note 4)	14,552
Dividends receivable	7,249
Other assets	2,978
Total assets	3,721,107

LIABILITIES
Payable to administrator (Note 4)	7,760
Other accrued expenses	5,716
Total liabilities	13,476
CONTINGENCIES AND COMMITMENTS (Note 7)	—
NET ASSETS	$3,707,631

NET ASSETS CONSIST OF:
Paid-in capital	$3,142,732
Distributable earnings	564,899
NET ASSETS	$3,707,631

PRICING OF INSTITUTIONAL SHARES (Note 2)
Net assets applicable to Institutional Shares	$3,707,631
Shares of Institutional Shares outstanding (no par value, unlimited number of shares authorized)	140,521
Net asset value, offering and redemption price per share (Note 2)	$26.38

See accompanying notes to financial statements.

ADLER VALUE FUND

STATEMENT OF OPERATIONS

For the Year Ended May 31, 2024

INVESTMENT INCOME
Dividends	$115,617
Foreign withholding tax on dividends	(2,109)
Total investment income	113,508

EXPENSES
Management fees (Note 4)	39,022
Administration fees (Note 4)	34,050
Fund accounting fees (Note 4)	32,190
Legal fees	27,567
Trustees’ fees and expenses (Note 4)	19,869
Audit and tax services fees	16,515
Transfer agent fees (Note 4)	12,720
Compliance fees and expenses (Note 4)	12,219
Registration and filing fees	11,417
Custodian and bank service fees	9,436
Shareholder reporting expenses	8,198
Postage and supplies	4,343
Insurance expense	2,763
Other expenses	9,423
Total expenses	239,732
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(190,955)
Net expenses	48,777

NET INVESTMENT INCOME	64,731

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investments transactions	58,610
Net change in unrealized appreciation (depreciation) on investments	574,917
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	633,527

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$698,258

See accompanying notes to financial statements.

ADLER VALUE FUND

STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS
Net investment income	$64,731	$48,746
Net realized gains (losses) from investment transactions	58,610	(372,214)
Net change in unrealized appreciation (depreciation) on investments	574,917	(250,698)
Net increase (decrease) in net assets resulting from operations	698,258	(574,166)

DISTRIBUTIONS TO SHAREHOLDERS (NOTE 2)
Institutional Shares	(48,830)	(257,382)

FROM CAPITAL SHARE TRANSACTIONS
Institutional Shares
Proceeds from shares sold	27,850	216,250
Net asset value of shares issued in reinvestment of distributions to shareholders	44,722	234,404
Payments for shares redeemed	(665,352)	(170,487)
Net increase (decrease) in Institutional Shares net assets from capital share transactions	(592,780)	280,167

TOTAL INCREASE (DECREASE) IN NET ASSETS	56,648	(551,381)

NET ASSETS
Beginning of year	3,650,983	4,202,364
End of year	$3,707,631	$3,650,983

CAPITAL SHARES ACTIVITY
Institutional Shares
Shares sold	1,159	8,738
Shares reinvested	1,784	9,775
Shares redeemed	(26,021)	(6,643)
Net increase (decrease) in shares outstanding	(23,078)	11,870
Shares outstanding, beginning of year	163,599	151,729
Shares outstanding, end of year	140,521	163,599

See accompanying notes to financial statements.

ADLER VALUE FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2022		Year Ended May 31, 2021	Period Ended May 31, 2020(a)		Period Ended July 31, 2019(b)
Net asset value at beginning of period	$22.32	$27.70	$30.50		$19.82	$20.41		$20.00

Income (loss) from investment operations:
Net investment income	0.40 (c)	0.31 (c)	0.95	(c)(d)	0.07 (c)	0.49	(e)	0.15
Net realized and unrealized gains (losses) on investments	3.96	(4.03)	(1.35)		10.92	(0.88)		0.26
Total from investment operations	4.36	(3.72)	(0.40)		10.99	(0.39)		0.41

Less distributions from:
Net investment income	(0.30)	—	(2.30)		(0.31)	(0.20)		—
Net realized gains	—	(1.66)	(0.10)		—	—		—
Total distributions	(0.30)	(1.66)	(2.40)		(0.31)	(0.20)		—

Net asset value at end of period	$26.38	$22.32	$27.70		$30.50	$19.82		$20.41

Total return (f)	19.59%	(13.84%)	(1.64%)		55.78%	(2.01	%)(g)	2.05	%(g)

Net assets at end of period (000’s)	$3,708	$3,651	$4,202		$3,795	$1,458		$1,447

ADLER VALUE FUND INSTITUTIONAL SHARES FINANCIAL HIGHLIGHTS (Continued)

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2022		Year Ended May 31, 2021		Period Ended May 31, 2020(a)		Period Ended July 31, 2019(b)
Ratios/ supplementary data:
Ratio of total expenses to average net assets	6.15%	5.88%	5.65%		8.42%		13.01	%(h)	11.82	%(h)
Ratio of net expenses to average net assets (i)	1.25%	1.25%	1.25%		1.25%		1.25	%(h)	1.26	%(h)(j)
Ratio of net investment income to average net assets (i)	1.66%	1.25%	3.23	%(d)	0.27%		2.93	%(e)(h)	0.81	%(h)
Portfolio turnover rate	31%	23%	45%		0	%(k)	4	%(g)	0%

(a)	Fund changed fiscal year to May 31.
(b)	Represents the period from the commencement of operations (August 16, 2018) through July 31, 2019.
(c)	Per share net investment income has been determined on the basis of average number of shares outstanding during the period.
(d)	During the year ended May 31, 2022, the Fund received a large special dividend distribution from Meredith Corporation. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.82 and 2.79% lower, respectively.
(e)	During the period ended May 31, 2020, the Fund received a large special dividend distribution from NortonLifeLock, Inc. Had the Fund not received this special dividend distribution, the net investment income per share and ratio of net investment income to average net assets would have been $0.33 and 1.97%(h) lower, respectively.
(f)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).
(g)	Not annualized.
(h)	Annualized.
(i)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).
(j)	Includes federal excise taxes of 0.01% of average net assets with respect to the period ended July 31, 2019.
(k)	Percentage rounds to less than 1%.

See accompanying notes to financial statements.

ADLER VALUE FUND NOTES TO FINANCIAL STATEMENTS May 31, 2024

1. Organization

Adler Value Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers one class of shares: Institutional Class shares (sold without any sales loads or distribution fees and subject to a $2,500 initial investment for all accounts, except for an IRA for which the minimum initial investment is $1,000).

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern Time) on each day the NYSE is open for business. The Fund generally values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Option contracts are valued at the closing price on the exchanges on which they are primarily traded; if no closing price is available at the time of valuation, the option will be valued at the mean of the closing bid and ask prices for that day. Investments representing shares of money market funds and other open-end investment companies not traded on an exchange are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market is considered active, the security will be classified as Level 1 within the fair value hierarchy (see next page). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with

ADLER VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

procedures established by and under the general supervision of the Board of Trustees of the Trust (the “Board”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Common Stocks	$3,252,575	$—	$—	$3,252,575
Preferred Stocks	109,617	—	—	109,617
Purchased Option Contracts	6,910	78,722	—	85,632
Money Market Funds	248,504	—	—	248,504
Total	$3,617,606	$78,722	$—	$3,696,328

Refer to the Fund’s Schedule of Investments for a listing of the common and preferred stocks by sector and industry type. The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2024.

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

ADLER VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends, if any, have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – Distributions to shareholders arising from net investment income and realized capital gains, if any, are declared and paid annually to shareholders. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date.

For the years ended May 31, 2024 and 2023, the tax character of distributions paid to shareholders was as follows:

Years Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
5/31/2024	$48,830	$—	$48,830
5/31/2023	$—	$257,382	$257,382

Purchased option contracts – The Fund may use option contracts in any manner consistent with its investment objectives and as long as its use is consistent with relevant provisions of the Investment Company Act of 1940 (the “1940 Act”), as amended. The Fund may use options for speculative purposes as well as for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which the Fund invests. When the Fund purchases a call or put option, an amount equal to the total premium (the premium plus the commission) paid by the Fund is recorded as an asset on the Fund’s Statement of Assets and Liabilities and is subsequently marked-to-market daily. Premiums paid in the purchase of options which expire are treated as realized losses. Premiums paid in the purchase of call options which are exercised increase the cost of the security purchased. Premiums paid in the purchase of put options which are exercised decrease the proceeds used to calculate the realized capital gain or loss on the sale of the security.

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

ADLER VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the 12 months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2024:

Tax cost of investments	$2,862,924
Gross unrealized appreciation	$1,084,102
Gross unrealized depreciation	(250,698)
Net unrealized appreciation	833,404
Undistributed ordinary income	45,099
Accumulated capital and other losses	(313,604)
Distributable earnings	$564,899

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

During the year ended May 31, 2024, the Fund utilized $58,610 of long-term capital loss carryforwards (“CLCFs”) against current year realized capital gains.

As of May 31, 2024, the Fund had short-term CLCFs of $222,205 and $91,399, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax periods (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses on the Statement of Operations. During the year ended May 31, 2024, the Fund did not incur any interest or penalties.

ADLER VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

3. Investment Transactions

During the year ended May 31, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $954,589 and $1,111,963, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by Adler Asset Management, LLC (the “Adviser”) pursuant to the terms of an Investment Advisory Agreement. Under the Investment Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 1.00% of its average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed, until December 1, 2025, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; and extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.25% of the Fund’s average daily net assets of the Institutional Class shares. Accordingly, during the year ended May 31, 2024, the Adviser did not collect any of its management fees in the amount of $39,022 and reimbursed other operating expenses totaling $151,933.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2024, the Adviser may seek recoupment of management fee reductions and expense reimbursements no later than the dates as stated below:

May 31, 2025	$180,253
May 31, 2026	180,714
May 31, 2027	190,955
Total	$551,922

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies, and certain costs related to the pricing of the Fund’s portfolio securities.

ADLER VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of May 31, 2024, the following shareholder owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNER	% Ownership
David R. Adler	72%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivative Transactions

The location on the Statement of Assets and Liabilities of the derivative positions of the Fund are as follows:

					Average
			Fair Value		Monthly Notional Value During the Year Ended
Type of Derivative	Risk	Location	Asset Derivatives	Liability Derivatives	May 31, 2024*
Equity call options purchased	Equity	Investments in securities at value	$85,632	$—	$575,565

*	The average monthly notional value generally represents the Fund’s derivative activity throughout the year.

ADLER VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Realized and unrealized gains and losses associated with transactions in derivative instruments for the Fund during the year ended May 31, 2024 are recorded in the following locations on the Statement of Operations:

Type of Derivative	Risk	Location	Realized Losses	Location	Change in Unrealized Appreciation (Depreciation)
Equity call options purchased	Equity	Net realized gains on investment transactions	$(60,626)	Net change in unrealized appreciation (depreciation) on investments	$67,601

6. Sector Risk

If the Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s net asset value per share. From time to time, a particular set of circumstances may affect this sector or companies within the sector. For instance, economic or market factors, regulation or deregulation, or other developments may negatively impact all companies in a particular sector and therefore the value of the Fund’s portfolio will be adversely affected. As of May 31, 2024, the Fund had 44.2% of the value of its net assets invested in stocks within the Financials sector.

7. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations, warranties, and general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

8. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to

ADLER VALUE FUND NOTES TO FINANCIAL STATEMENTS (Continued)

disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

ADLER VALUE FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Adler Value Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Adler Value Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years and period ended May 31, 2022, and prior, were audited by another auditor whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and broker. Our

ADLER VALUE FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 25, 2024

ADLER VALUE FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is also available without charge upon request by calling 1-800-408-4682, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-408-4682. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.adlervaluefund.com.

FEDERAL TAX INFORMATION (Unaudited)

Qualified Dividend Income – The Fund designates 96.61%, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue code, as qualified dividend income eligible for the reduced tax rate of 15%.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the Fund’s fiscal period ended May 31, 2024, 97.26% of ordinary income dividends qualifies for the corporate dividends received deduction.

ADLER VALUE FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

The Board of Trustees (the “Board”), including the Independent Trustees voting separately, has reviewed and approved the continuance of the Adler Value Fund’s (the “Fund”) Investment Advisory Agreement with Adler Asset Management, LLC (the “Adviser” or “Adler”) for an additional one-year term (the “Advisory Agreement”). The Board approved the continuance of the Advisory Agreement at a meeting held on January 16-17, 2024, at which all of the Trustees were present (the “Meeting”).

Prior to the Meeting, the Adviser provided a response to a letter sent by the counsel to the Independent Trustees, on their behalf, requesting various information relevant to the Independent Trustees’ consideration of the renewal of the Advisory Agreement with respect to the Fund. In approving the continuance of the Advisory Agreement, the Independent Trustees considered all information they deemed reasonably necessary to evaluate the terms of the Agreement. The principal areas of review by the Independent Trustees were (1) the nature, extent and quality of the services provided by the Adviser, (2) the investment performance of the Fund, (3) the costs of the services provided and profits realized by the Adviser from the Adviser’s relationship with the Fund, (4) the financial condition of the Adviser, (5) the fall out benefits derived by the Adviser and its affiliates from its relationships with the Fund and (6) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s shareholders. The Independent Trustees’ evaluation of the quality of the Adviser’s services also took into consideration their knowledge gained through presentations and reports from the Adviser over the course of the preceding year. The Independent Trustees’ analysis of these factors is set forth below.

Nature, Extent and Quality of Services

The Board evaluated the level and depth of knowledge of Adler, including his professional experience and qualifications. In evaluating the quality of services provided by Adler, the Board took into account its familiarity with Adler’s management through Board meetings, discussions and reports during the preceding year. The Board also took into account Adler’s compliance policies and procedures based on discussion with Adler and the Chief Compliance Officer. The quality of administrative and other services, including Adler’s role in coordinating the activities of the Fund’s other service providers, was also considered. The Board noted that Adler did not have any affiliated relationships. The Board discussed the nature and extent of the services provided by Adler including, without limitation, Adler’s provision of a continuous investment program for the Fund. The Board considered the qualifications and experience of Mr. Adler, who is responsible for the day-to day management of the Fund’s portfolio. The Board also considered Adler’s succession planning for the Fund. The Board concluded that it was satisfied with the nature, extent and quality of services provided to the Fund by Adler under the Advisory Agreement.

ADLER VALUE FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Advisory Fees and Expenses and Comparative Accounts

The Board compared the advisory fee and total expense ratio for the Fund with various comparative data. In particular, the Board compared the Fund’s advisory fee and overall expense ratio to the median advisory fees and expense ratios for its custom peer group provided by Broadridge. The Board noted that the Fund was Adler’s sole client. In reviewing the comparison in fees and expense ratios between the Fund and comparable funds, the Board also considered the differences in types of funds being compared, the styles of investment management, the size of the Fund relative to the comparable funds, and the nature of the investment strategies. The Board also considered Adler’s commitment to limit the Fund’s expenses under the Adler expense limitation agreement (the “ELA”) until at least December 1, 2025. The Board noted that the 1.00% advisory fee for the Fund was higher than the median and average for the other funds in its Broadridge custom peer group. The Board further noted that the overall net expense ratio for the Fund of 1.25% was higher than the median and average expense ratio for the other funds in the Fund’s custom peer group. The Board took into consideration Adler’s assertion that the size of the Fund, its no-load sales offering and unique aspects of its investment strategy differentiated the Fund’s fee relative to its peers.

Fund Performance

The Board also considered, among other data, the Fund’s performance results during certain periods ended October 31, 2023, and noted that the Board reviews on a quarterly basis detailed information about the Fund’s performance results, portfolio composition and investment strategies. The Board noted that the Fund had underperformed the peer group median for the one, three- and five-year periods ended October 31, 2023. The Board noted Adler’s response in the 15(c) request for information and at the Meeting that the Fund should be distinguished from the peer group funds because of its investment approach. The Board also took into account the impact of current market conditions on Fund performance, noting the underperformance of the overall market for value stocks.

Economies of Scale

The Board also considered the effect of the Fund’s growth and size on its performance and expenses. The Board noted that Adler limited fees and/or reimbursed expenses for the Fund in order to reduce the Fund’s operating expenses to targeted levels. The Board considered the effective advisory fee under the Advisory Agreement as a percentage of assets at different asset levels and possible economies of scale that might be realized if the assets of the Fund increased. The Board noted that the advisory fee schedule for the Fund currently did not have breakpoints, and considered Adler’s assertion that adding breakpoints was not appropriate at this time. The Board noted that if the Fund’s assets increase over time, the Fund might realize other economies of scale if assets increase proportionally more than certain other expenses.

ADLER VALUE FUND DISCLOSURE REGARDING APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Financial Condition of the Adviser and Adviser Profitability

Additionally, the Board took into consideration the financial condition and profitability of Adler and the direct and indirect benefits derived by Adler from the Fund. The information considered by the Board included operating profit margin information for Adler’s business as a whole. The Board considered Adler’s commitment to contractually limit the Fund’s net operating expenses. The Board reviewed the profitability of Adler’s relationship with the Fund both before and after-tax expenses, noting that the Fund and Adler’s business as a whole was not profitable at this time. The Board considered whether Adler has the financial wherewithal to continue to provide services to the Fund, noting its ongoing commitment to provide support and resources to the Fund as needed.

Fall-Out Benefits

The Board also noted that Adler derives benefits to its reputation and other benefits from its association with the Fund. The Board recognized that Adler should be entitled to earn a reasonable level of profits in exchange for the level of services it provides to the Fund and the entrepreneurial risk that it assumes as investment adviser. Based upon its review, the Board concluded that Adler’s level of profitability, if any, from its relationship with the Fund was reasonable and not excessive.

In considering the renewal of the Advisory Agreement, the Board, including the Independent Trustees, did not identify any single factor as controlling, and each Trustee may have attributed different weights to the various factors. The Trustees evaluated all information available to them. The Board concluded the following: (a) Adler demonstrated that it possesses the capability and resources to perform the duties required of it under the Advisory Agreement; (b) Adler maintains an appropriate compliance program; (c) the overall performance of the Fund is satisfactory relative to the performance of funds with similar investment objectives and relevant indices; and (d) the Fund’s advisory fees are reasonable in light of the services received by the Fund from Adler and the other factors considered. Based on their conclusions, the Trustees determined with respect to the Fund that continuation of the Advisory Agreement was in the best interests of the Fund and its shareholders.

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EVOLUTIONARY TREE INNOVATORS FUND

I Class Shares (INVNX)

A Class Shares (INVTX)

Financial Statements

May 31, 2024

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS
May 31, 2024
COMMON STOCKS — 96.0%	Shares	Value
Communications — 8.3%
Digital Media — 4.9%
Meta Platforms, Inc. - Class A	2,085	$973,341
Trade Desk, Inc. (The) - Class A (a)	4,118	382,068
		1,355,409
Streaming Video — 3.4%
Netflix, Inc. (a)	1,500	962,430

Consumer Discretionary — 22.5%
Consumer Leisure — 4.1%
Airbnb, Inc. - Class A (a)	3,440	498,559
DraftKings, Inc. - Class A (a)	18,500	649,905
		1,148,464
E-Commerce — 16.1%
Amazon.com, Inc. (a)	14,890	2,627,192
MercadoLibre, Inc. (a)	610	1,052,604
Shopify, Inc. - Class A (a)	13,700	810,355
		4,490,151
Restaurants — 2.3%
Sweetgreen, Inc. - Class A (a)	20,800	639,600

Financials — 2.9%
Financial Services — 2.9%
Visa, Inc. - Class A	2,983	812,748

Health Care — 19.5%
Biotechnology — 7.2%
argenx SE - ADR (a)	996	369,536
Intellia Therapeutics, Inc. (a)	11,315	241,915
Krystal Biotech, Inc. (a)	2,865	458,543
Sarepta Therapeutics, Inc. (a)	7,109	923,175
		1,993,169
Medical Technology — 9.7%
DexCom, Inc. (a)	4,059	482,087
Inspire Medical Systems, Inc. (a)	2,906	461,444
Intuitive Surgical, Inc. (a)	1,455	585,085
PROCEPT BioRobotics Corporation (a)	17,826	1,183,646
		2,712,262

1

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 96.0% (Continued)	Shares	Value
Health Care — 19.5% (Continued)
Pharmaceuticals — 2.6%
Ascendis Pharma A/S - ADR (a)	5,263	$711,031

Industrials — 8.3%
Defense IT & Services — 4.3%
Axon Enterprise, Inc. (a)	4,267	1,201,886

Mobility & Delivery Services — 4.0%
Uber Technologies, Inc. (a)	17,243	1,113,208

Technology — 34.5%
Application Software — 16.4%
HubSpot, Inc. (a)	2,181	1,332,700
Monday.com Ltd. (a)	3,140	709,357
ServiceNow, Inc. (a)	2,717	1,784,879
Workday, Inc. - Class A (a)	3,455	730,560
		4,557,496
Data & Analytics — 1.6%
Snowflake, Inc. - Class A (a)	3,321	452,253

Infrastructure Software — 11.6%
Gitlab, Inc. - Class A (a)	11,050	521,450
Microsoft Corporation	6,510	2,702,496
		3,223,946
IT Security — 4.9%
CyberArk Software Ltd. (a)	2,345	537,591
Palo Alto Networks, Inc. (a)	1,881	554,726
Zscaler, Inc. (a)	1,600	271,936
		1,364,253

Total Common Stocks (Cost $20,620,506)		$26,738,306

2

EVOLUTIONARY TREE INNOVATORS FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 2.5%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.22% (b) (Cost $692,962)	692,962	$692,962

Investments at Value — 98.5% (Cost $21,313,468)		$27,431,268

Other Assets in Excess of Liabilities — 1.5%		429,536

Net Assets — 100.0%		$27,860,804

A/S - Aktieselskab

ADR - American Depositary Receipt

SE - Societe Europaea

(a)	Non-income producing security.
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

3

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2024
ASSETS
Investments in securities:
At cost	$21,313,468
At value (Note 2)	$27,431,268
Receivable for capital shares sold	4,269
Receivable for investment securities sold	418,691
Dividends receivable	8,965
Other assets	17,671
Total assets	27,880,864

LIABILITIES
Payable to Adviser (Note 4)	3,303
Payable to administrator (Note 4)	9,960
Accrued distribution fees (Note 4)	1,363
Other accrued expenses	5,434
Total liabilities	20,060
CONTINGENCIES AND COMMITMENTS (NOTE 6)	—
NET ASSETS	$27,860,804

NET ASSETS CONSIST OF:
Paid-in capital	$35,920,160
Accumulated deficit	(8,059,356)
NET ASSETS	$27,860,804

NET ASSET VALUE PER SHARE:
I CLASS SHARES
Net assets applicable to I Class Shares	$24,734,761
I Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,406,775
Net asset value, offering price and redemption price per share (Note 2)	$17.58

A CLASS SHARES
Net assets applicable to A Class Shares	$3,126,043
A Class Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	178,840
Net asset value and redemption price per share (Note 2)	$17.48
Maximum sales charge	5.75%
Maximum offering price per share (Note 2)	$18.55

See accompanying notes to financial statements.

4

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2024
INVESTMENT INCOME
Dividends	$62,965
Foreign withholding tax on dividends	(223)
Total investment income	62,742

EXPENSES
Management fees (Note 4)	208,980
Registration and filing fees	15,753
Registration fees - I Class Shares	14,870
Registration fees - A Class Shares	15,792
Fund accounting fees (Note 4)	41,498
Administration fees (Note 4)	34,650
Transfer agent fees - I Class Shares (Note 4)	17,280
Transfer agent fees - A Class Shares (Note 4)	12,960
Legal fees	27,567
Trustees’ fees and expenses (Note 4)	19,868
Audit and tax services fees	16,515
Compliance fees and expenses (Note 4)	12,159
Shareholder reporting expenses	11,193
Distribution fees - A Class Shares (Note 4)	8,400
Custodian and bank service fees	7,435
Postage and supplies	7,204
Networking fees	6,044
Insurance expense	3,107
Other expenses	14,311
Total expenses	495,586
Less fee reductions and expense reimbursements by the Adviser (Note 4)	(233,799)
Net expenses	261,787

NET INVESTMENT LOSS	(199,045)

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains on investment transactions	1,202,460
Net change in unrealized appreciation (depreciation) on investments	3,253,314
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	4,455,774

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,256,729

See accompanying notes to financial statements.

5

EVOLUTIONARY TREE INNOVATORS FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS
Net investment loss	$(199,045)	$(132,015)
Net realized gains (losses) from investment transactions	1,202,460	(2,952,081)
Net change in unrealized appreciation (depreciation) on investments	3,253,314	5,374,772
Net increase in net assets resulting from operations	4,256,729	2,290,676

CAPITAL SHARE TRANSACTIONS
I Class Shares
Proceeds from shares sold	3,943,038	16,088,964
Payments for shares redeemed	(2,535,088)	(9,805,321)
Net increase in I Class Shares net assets from capital share transactions	1,407,950	6,283,643

A Class Shares
Proceeds from shares sold	1,989,757	2,798,500
Payments for shares redeemed	(2,484,178)	(155,231)
Net increase (decrease) in A Class Shares net assets from capital share transactions	(494,421)	2,643,269

TOTAL INCREASE IN NET ASSETS	5,170,258	11,217,588

NET ASSETS
Beginning of year	22,690,546	11,472,958
End of year	$27,860,804	$22,690,546

CAPITAL SHARES ACTIVITY
I Class Shares
Shares sold	233,005	1,201,050
Shares redeemed	(154,972)	(733,752)
Net increase in shares outstanding	78,033	467,298
Shares outstanding, beginning of year	1,328,742	861,444
Shares outstanding, end of year	1,406,775	1,328,742

A Class Shares
Shares sold	125,702	213,071
Shares redeemed	(148,388)	(11,600)
Net increase (decrease) in shares outstanding	(22,686)	201,472
Shares outstanding, beginning of year	201,526	55
Shares outstanding, end of year	178,840	201,526

See accompanying notes to financial statements.

6

EVOLUTIONARY TREE INNOVATORS FUND
I CLASS SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended May 31, 2024	Year Ended May 31, 2023	Year Ended May 31, 2022		Period Ended May 31, 2021(a)
Net asset value at beginning of period	$14.83	$13.32	$25.46		$20.00

Income (loss) from investment operations:
Net investment loss (b)	(0.12)	(0.09)	(0.24)		(0.18)
Net realized and unrealized gains (losses) on investments	2.87	1.60	(11.18)		5.64
Total from investment operations	2.75	1.51	(11.42)		5.46

Less distributions from:
Net realized gains	—	—	(0.72)		—

Net asset value at end of period	$17.58	$14.83	$13.32		$25.46

Total return (c)	18.54%	11.34%	(46.09%)		27.30	%(d)

Net assets at end of period (000’s)	$24,735	$19,711	$11,472		$27,923

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.77%	2.08%	1.59%		1.65	%(e)
Ratio of net expenses to average net assets (f)	0.97%	0.97%	1.00	%(g)	0.97	%(e)
Ratio of net investment loss to average net assets (f)	(0.73%)	(0.66%)	(0.99%)		(0.97	%)(e)
Portfolio turnover rate	57%	84%	169%		33	%(d)

(a)	Represents the period from the commencement of operations (September 9, 2020) through May 31, 2021.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4).
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).
(g)	Includes 0.03% of borrowing costs (Note 5).

See accompanying notes to financial statements.

7

EVOLUTIONARY TREE INNOVATORS FUND
A CLASS SHARES
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	Year Ended May 31, 2024	Year Ended May 31, 2023	Period Ended May 31, 2022(a)
Net asset value at beginning of period	$14.78	$13.31	$18.27

Income (loss) from investment operations:
Net investment loss (b)	(0.16)	(0.12)	(0.05)
Net realized and unrealized gains (losses) on investments	2.86	1.59	(4.91)
Total from investment operations	2.70	1.47	(4.96)

Net asset value at end of period	$17.48	$14.78	$13.31

Total return (c)	18.27%	11.04%	(27.15	%)(d)

Net assets at end of period (000’s)	$3,126	$2,979	$1

Ratios/supplementary data:
Ratio of total expenses to average net assets	2.74%	4.18%	3706.34	%(e)
Ratio of net expenses to average net assets (f)	1.22%	1.22%	1.22	%(e)
Ratio of net investment loss to average net assets (f)	(0.97%)	(0.87%)	(1.21	%)(e)
Portfolio turnover rate	57%	84%	169	%(g)

(a)	Represents the period from the commencement of operations (February 28, 2022) through May 31, 2022.
(b)	Per share net investment loss has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the period covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total return would be lower if the Adviser had not reduced fees and reimbursed expenses (Note 4)
(d)	Not annualized.
(e)	Annualized.
(f)	Ratio was determined after management fee reductions and expense reimbursements (Note 4).
(g)	Portfolio turnover rate for the period ended May 31, 2022 is calculated at the Fund level.

See accompanying notes to financial statements.

8

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

1. Organization

Evolutionary Tree Innovators Fund (the “Fund”) is a non-diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to achieve long-term growth of capital.

The Fund currently offers two classes of shares: I Class Shares (sold without any sales loads and distribution and/or service fees and requiring a $50,000 initial investment) and A Class Shares (sold subject to an initial maximum front-end sales load of 5.75% and a distribution (12b-1) fee of up to 0.25% of the average daily net assets attributable to A Class Shares, requiring a $1,000 initial investment and for purchases of $1,000,000 or more, a front end sales load is not charged but a 1% contingent deferred sales charge (“CDSC”) may be charged if redeemed during the first 18 months) (each a “Class”). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form amendments, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of other open-end investment companies, other than exchange-

9

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

traded funds, if any, but including money market funds, are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Evolutionary Capital Management, LLC (the “Adviser”), as the Fund’s valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of May 31, 2024, by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$26,738,306	$—	$—	$26,738,306
Money Market Funds	692,962	—	—	692,962
Total	$27,431,268	$—	$—	$27,431,268

10

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Refer to the Fund’s Schedule of Investments for a listing of the common stocks by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2024.

Share valuation – The NAV per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of I Class Shares is equal to the NAV per share. The maximum offering price per share of A Class Shares of the Fund is equal to the NAV per shares plus a sales load equal to 5.75% as a percentage of offering price. A Class Shares purchases of $1,000,000 or more, a front end sales load is not charged, but a CDSC of 1% may be charged if redeemed during the first 18 months of purchase.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of a Fund based upon its proportionate share of total net assets of that Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of a Fund based upon its proportionate share of total net assets of that Fund. Distribution fees, registration and filing fees and transfer agent fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income dividends and net realized capital gains on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. There were no distributions paid to shareholders by the Fund during the years ended May 31, 2024 and 2023.

11

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years, if any.

The following information is computed on a tax basis for each item as of May 31, 2024:

Cost of investments	$22,065,303
Gross unrealized appreciation	6,358,277
Gross unrealized depreciation	(992,312)
Net unrealized appreciation	5,365,965
Accumulated capital and other losses	(13,425,321)
Accumulated deficit	$(8,059,356)

The difference between the federal income tax cost of investments and the financial statement cost of investments is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

Net qualified late year losses, incurred after December 31, 2023, and within the current taxable year are deemed to arise on the first day of the Fund’s next taxable year. For the year ended May 31, 2024, the Fund deferred $92,847 of qualified late year losses to June 1, 2024.

As of May 31, 2024, the Fund had short-term and long-term capital loss carryforwards (“CLCF”) of $8,150,135 and $5,182,339, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in the current and future years to offset net realized capital gains, if any.

12

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

For the year ended May 31, 2024, the Fund reclassified $163,091 of accumulated deficit against paid-in capital on the Statement of Assets and Liabilities due to net operating loss. Such reclassification, the result of permanent differences between the financial statement and income tax reporting requirements, has no effect on the Fund’s net assets or NAV per share.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended May 31, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended May 31, 2024, the cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $14,365,963 and $14,434,761, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.80% of average daily net assets.

Pursuant to an Expense Limitation Agreement (“ELA”) between the Fund and the Adviser, the Adviser has agreed contractually, until October 31, 2025, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, taxes, interest, borrowing costs such as interest and dividend expenses on securities sold short, costs to organize the Fund, acquired fund fees and expenses, extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not to exceed 0.97% of average daily net assets attributable to I Class Shares and 1.22% of average daily net assets attributable to A Class Shares. Accordingly, during the year ended May 31, 2024, the Adviser did not collect any of its management fees in the amount of $208,980 and reimbursed other expenses in the amount of $24,819.

13

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Under the terms of the ELA, management fee reductions and/or expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such date that fees and expenses were incurred, provided that the repayments do not cause total annual fund operating expenses to exceed: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. Prior to October 31, 2025, this agreement may not be modified or terminated without the approval of the Fund’s Board of Trustees. This agreement will terminate automatically if the Fund’s investment advisory agreement with the Adviser is terminated. As of May 31, 2024, the Adviser may seek repayment of management fee reductions no later than the dates as stated below:

May 31, 2025	$198,946
May 31, 2026	248,883
May 31, 2027	233,799
Total	$681,628

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter. As of May 31, 2024, the Distributor did not collect any fees related to CDSC fees on redemptions of A Class Shares.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Funds. NLCS is a wholly-owned subsidiary of Ultimus.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits A Class Shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s

14

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

average daily net assets allocable to A Class Shares. The Fund has not adopted a plan of distribution with respect to the I Class Shares. During the year ended May 31, 2024, the A Class Shares incurred $8,400 of distribution fees under the Plan.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meetings fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDER OF FUND SHARES

As of May 31, 2024, the following shareholder owned of record more than 25% of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% Ownership
Charles Schwab & Company (for the benefit of its customers)	91%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Borrowing Costs

From time to time, the Fund may have an overdrawn cash balance at the custodian due to redemptions or market movements. When this occurs, the Fund will incur borrowing costs charged by the custodian. During the year ended May 31, 2024, the Fund did not incur any borrowing costs.

6. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

7. Non-Diversification Risk

The Fund is a non-diversified fund. As a result, the Fund’s holdings may be more concentrated in a limited number of securities and the value of its shares may be more sensitive than a diversified fund to any single economic, business, political, or regulatory occurrence.

15

EVOLUTIONARY TREE INNOVATORS FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

8. Sector Risk

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. Occasionally, market conditions, regulatory changes or other developments may negatively impact a particular sector. As of May 31, 2024, the Fund had 34.5% of the value of its net assets invested in stocks within the Technology sector.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

16

EVOLUTIONARY TREE INNOVATORS FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Evolutionary Tree Innovators Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Evolutionary Tree Innovators Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the year and period ended May 31, 2022, and prior, were audited by another auditor whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and

17

EVOLUTIONARY TREE INNOVATORS FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM (Continued)

significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 25, 2024

18

EVOLUTIONARY TREE INNOVATORS FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-833-517-1010, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-833-517-1010, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to Form N-PORT. These filings are available upon request by calling 1-833-517-1010. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.mutualfund.evolutionarytree.com.

19

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KEMPNER MULTI-CAP DEEP VALUE FUND

Institutional Class (FIKDX)

Investor Class (FAKDX)

Financial Statements

May 31, 2024

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS
May 31, 2024
COMMON STOCKS — 89.8%	Shares	Value
Communications — 5.8%
Entertainment Content — 3.7%
Paramount Global - Class B	37,010	$440,789
Walt Disney Company (The)	28,700	2,982,217
		3,423,006
Telecommunications — 2.1%
AT&T, Inc.	73,500	1,339,170
Deutsche Telekom AG - ADR	25,600	622,080
		1,961,250
Consumer Discretionary — 6.8%
Automotive — 4.4%
Continental AG - ADR	296,600	2,005,016
General Motors Company	46,320	2,083,937
		4,088,953
E-Commerce Discretionary — 2.4%
eBay, Inc.	42,100	2,282,662

Consumer Staples — 2.5%
Food — 2.5%
Tyson Foods, Inc. - Class A	41,200	2,358,700

Energy — 13.1%
Oil & Gas Producers — 10.7%
BP plc - ADR	89,120	3,348,238
Diamondback Energy, Inc.	4,600	916,596
Exxon Mobil Corporation	24,221	2,840,155
Shell plc - ADR	39,454	2,871,462
		9,976,451
Oil & Gas Services & Equipment — 2.4%
Schlumberger Ltd.	48,355	2,219,011

Financials — 20.9%
Banking — 12.4%
Bank of America Corporation	81,720	3,267,983
Citigroup, Inc.	54,100	3,370,971
Citizens Financial Group, Inc.	76,050	2,683,804
Truist Financial Corporation	58,100	2,193,275
		11,516,033
Insurance — 8.5%
Equitable Holdings, Inc.	73,750	3,059,887
Everest Group Ltd.	3,100	1,211,883
Hartford Financial Services Group, Inc. (The)	11,750	1,215,538

1

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 89.8% (Continued)	Shares	Value
Financials — 20.9% (Continued)
Insurance — 8.5% (Continued)
Lincoln National Corporation	74,850	$2,469,302
		7,956,610
Health Care — 10.8%
Biotech & Pharma — 6.2%
Bristol - Myers Squibb Company	50,300	2,066,827
GSK plc - ADR	35,030	1,568,293
Organon & Company	35,443	755,999
Pfizer, Inc.	49,400	1,415,804
		5,806,923
Medical Equipment & Devices — 4.6%
Baxter International, Inc.	27,100	923,839
CONMED Corporation	43,500	3,325,140
		4,248,979
Industrials — 4.4%
Aerospace & Defense — 2.9%
L3Harris Technologies, Inc.	12,052	2,709,651

Electrical Equipment — 1.5%
Sensata Technologies Holding plc	33,220	1,372,650

Materials — 4.7%
Chemicals — 3.1%
International Flavors & Fragrances, Inc.	30,000	2,885,400

Metals & Mining — 1.6%
BHP Group Ltd. - ADR	6,900	410,757
Rio Tinto plc - ADR	15,100	1,058,510
		1,469,267
Real Estate — 3.0%
REITs — 3.0%
Easterly Government Properties, Inc.	119,700	1,417,248
Realty Income Corporation	25,500	1,353,030
		2,770,278
Technology — 14.3%
Semiconductors — 12.1%
Micron Technology, Inc.	44,400	5,550,000
Taiwan Semiconductor Manufacturing Company Ltd. - ADR	21,100	3,186,944
Teradyne, Inc.	18,000	2,536,920
		11,273,864
Technology Hardware — 2.2%
Cisco Systems, Inc.	44,520	2,070,180

2

KEMPNER MULTI-CAP DEEP VALUE FUND
SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 89.8% (Continued)	Shares	Value
Utilities — 3.5%
Electric Utilities — 3.5%
Evergy, Inc.	29,800	$1,628,868
Eversource Energy	27,300	1,616,979
		3,245,847

Total Common Stocks (Cost $72,138,664)		$83,635,715

MONEY MARKET FUNDS — 9.1%	Shares	Value
First American Treasury Obligations Fund - Class X, 5.22% (a) (Cost $8,508,019)	8,508,019	$8,508,019

Investments at Value — 98.9% (Cost $80,646,683)		$92,143,734

Other Assets in Excess of Liabilities — 1.1%		974,353

Net Assets — 100.0%		$93,118,087

ADR – American Depositary Receipt

AG – Aktiengesellschaft

plc – Public Limited Company

(a)	The rate shown is the 7-day effective yield as of May 31, 2024.

See accompanying notes to financial statements.

3

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2024
ASSETS
Investments in securities:
At cost	$80,646,683
At value (Note 2)	$92,143,734
Receivable for investment securities sold	724,709
Dividends and interest receivable	286,414
Tax reclaims receivable	48,784
Other assets	4,760
Total assets	93,208,401

LIABILITIES
Payable to Adviser (Note 4)	46,029
Payable to administrator (Note 4)	15,510
Accrued distribution fees (Note 4)	6,577
Other accrued expenses	22,198
Total liabilities	90,314

NET ASSETS	$93,118,087

NET ASSETS CONSIST OF:
Paid-in capital	$76,038,536
Distributable earnings	17,079,551
NET ASSETS	$93,118,087

NET ASSET VALUE PER SHARE:
INSTITUTIONAL CLASS
Net assets applicable to Institutional Class	$74,390,145
Institutional Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	6,156,211
Net asset value, offering price and redemption price per share (Note 2)	$12.08

INVESTOR CLASS
Net assets applicable to Investor Class	$18,727,942
Investor Class shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	1,551,359
Net asset value, offering price and redemption price per share (Note 2)	$12.07

See accompanying notes to financial statements.

4

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2024
INVESTMENT INCOME
Dividend income	$2,837,905
Foreign withholding taxes on dividends	(40,647)
Interest income	33
Total investment income	2,797,291

EXPENSES
Management fees (Note 4)	482,352
Administration fees (Note 4)	84,003
Fund accounting fees (Note 4)	49,640
Distribution fees - Investor Class (Note 4)	41,424
Transfer agent fees (Note 4)	27,647
Legal fees	27,567
Trustees’ fees and expenses (Note 4)	19,918
Audit and tax services fees	16,515
Registration and filing fees	14,844
Custodian and bank service fees	12,362
Compliance fees and expenses (Note 4)	12,159
Shareholder reporting expenses	8,516
Insurance expense	3,230
Postage and supplies	3,142
Other expenses	18,343
Total expenses	821,662

NET INVESTMENT INCOME	1,975,629

REALIZED AND UNREALIZED GAINS ON INVESTMENTS
Net realized gains from investment transactions	5,116,499
Net change in unrealized appreciation (depreciation) on investments	16,128,109
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	21,244,608

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$23,220,237

See accompanying notes to financial statements.

5

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS
Net investment income	$1,975,629	$1,514,579
Net realized gains from investment transactions	5,116,499	2,372,124
Net change in unrealized appreciation (depreciation) on investments	16,128,109	(12,193,625)
Net increase (decrease) in net assets resulting from operations	23,220,237	(8,306,922)

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
Institutional Class	(3,392,854)	(4,228,940)
Investor Class	(812,320)	(1,086,099)
Decrease in net assets from distributions to shareholders	(4,205,174)	(5,315,039)

CAPITAL SHARE TRANSACTIONS
Institutional Class
Proceeds from shares sold	29,682	2,094,494
Net asset value of shares issued in reinvestment of distributions to shareholders	2,573,944	2,892,857
Payments for shares redeemed	(1,152,880)	(1,447,832)
Net increase in Institutional Class net assets from capital share transactions	1,450,746	3,539,519

Investor Class
Proceeds from shares sold	87,699	80,269
Net asset value of shares issued in reinvestment of distributions to shareholders	680,680	907,885
Payments for shares redeemed	(1,090,495)	(552,747)
Net increase (decrease) in Investor Class net assets from capital share transactions	(322,116)	435,407

TOTAL INCREASE (DECREASE) IN NET ASSETS	20,143,693	(9,647,035)

NET ASSETS
Beginning of year	72,974,394	82,621,429
End of year	$93,118,087	$72,974,394

See accompanying notes to financial statements.

6

KEMPNER MULTI-CAP DEEP VALUE FUND
STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Year Ended May 31, 2024	Year Ended May 31, 2023
CAPITAL SHARES ACTIVITY
Institutional Class
Shares sold	2,625	202,180
Shares issued in reinvestment of distributions to shareholders	241,821	295,046
Shares redeemed	(106,627)	(141,113)
Net increase in shares outstanding	137,819	356,113
Shares outstanding at beginning of year	6,018,392	5,662,279
Shares outstanding at end of year	6,156,211	6,018,392

Investor Class
Shares sold	8,022	7,823
Shares issued in reinvestment of distributions to shareholders	64,032	92,712
Shares redeemed	(105,124)	(53,119)
Net increase (decrease) in shares outstanding	(33,070)	47,416
Shares outstanding at beginning of year	1,584,429	1,537,013
Shares outstanding at end of year	1,551,359	1,584,429

See accompanying notes to financial statements.

7

KEMPNER MULTI-CAP DEEP VALUE FUND
INSTITUTIONAL CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	Ten Months Ended May 31, 2020 (a)		For the Year Ended July 31, 2019
Net asset value at beginning of period	$9.60	$11.48	$12.79	$8.77	$10.70		$11.01

Income (loss) from investment operations:
Net investment income	0.26 (b)	0.21 (b)	0.17 (b)	0.15 (b)	0.20		0.21
Net realized and unrealized gains (losses) on investments	2.78	(1.35)	(0.49)	4.53	(1.62)		(0.19)
Total from investment operations	3.04	(1.14)	(0.32)	4.68	(1.42)		0.02

Less distributions from:
Net investment income	(0.25)	(0.21)	(0.15)	(0.16)	(0.17)		(0.23)
Net realized gains	(0.31)	(0.53)	(0.84)	(0.50)	(0.34)		(0.10)
Total distributions	(0.56)	(0.74)	(0.99)	(0.66)	(0.51)		(0.33)

Net asset value at end of period	$12.08	$9.60	$11.48	$12.79	$8.77		$10.70

Total return (c)	32.55%	(9.97%)	(2.61%)	55.52%	(13.99	%)(d)	0.43%

Net assets at end of period (000’s)	$74,390	$57,777	$64,995	$69,143	$48,552		$60,228

Ratios/supplementary data:
Ratio of total expenses to average net assets	0.96%	0.97%	0.94%	0.97%	0.99	%(e)	0.95%
Ratio of net investment income to average net assets	2.47%	2.05%	1.39%	1.46%	2.37	%(e)	2.13%
Portfolio turnover rate	37%	34%	33%	21%	27	%(d)	17%

(a)	Fund changed fiscal year to May 31.
(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

8

KEMPNER MULTI-CAP DEEP VALUE FUND
INVESTOR CLASS
FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Period

	For the Year Ended May 31, 2024	For the Year Ended May 31, 2023	For the Year Ended May 31, 2022	For the Year Ended May 31, 2021	Ten Months Ended May 31, 2020 (a)		For the Year Ended July 31, 2019
Net asset value at beginning of period	$9.59	$11.47	$12.77	$8.76	$10.69		$11.00

Income (loss) from investment operations:
Net investment income	0.24 (b)	0.19 (b)	0.14 (b)	0.13 (b)	0.18		0.18
Net realized and unrealized gains (losses) on investments	2.77	(1.35)	(0.48)	4.51	(1.62)		(0.19)
Total from investment operations	3.01	(1.16)	(0.34)	4.64	(1.44)		(0.01)

Less distributions from:
Net investment income	(0.22)	(0.19)	(0.12)	(0.13)	(0.15)		(0.20)
Net realized gains	(0.31)	(0.53)	(0.84)	(0.50)	(0.34)		(0.10)
Total distributions	(0.53)	(0.72)	(0.96)	(0.63)	(0.49)		(0.30)

Net asset value at end of period	$12.07	$9.59	$11.47	$12.77	$8.76		$10.69

Total return (c)	32.27%	(10.22%)	(2.79%)	55.09%	(14.18	%)(d)	0.18%

Net assets at end of period (000’s)	$18,728	$15,198	$17,626	$19,125	$12,206		$14,495

Ratios/supplementary data:
Ratio of total expenses to average net assets	1.21%	1.22%	1.19%	1.22%	1.24	%(e)	1.20%
Ratio of net investment income to average net assets	2.22%	1.79%	1.14%	1.21%	2.12	%(e)	1.88%
Portfolio turnover rate	37%	34%	33%	21%	27	%(d)	17%

(a)	Fund changed fiscal year to May 31.
(b)	Per share net income has been determined on the basis of average number of shares outstanding during the period.
(c)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares.
(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

9

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS
May 31, 2024

1. Organization

Kempner Multi-Cap Deep Value Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”). The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was reorganized into the Trust on April 28, 2017. Other series of the Trust are not incorporated in this report.

The investment objective of the Fund is to seek to generate a total pre-tax return, including capital growth and dividends, that is greater than the rate of inflation over a three-to-five-year period.

The Fund currently offers two classes of shares: Institutional Class shares (sold without any sales loads and distribution and/or shareholder servicing fees and requiring a $500,000 initial investment) and Investor Class shares (sold without any sales loads, but subject to a distribution and/or shareholder servicing fee of up to 0.25% of the average daily net assets attributable to Investor Class shares and requiring a $500 initial investment). Each share class represents an ownership interest in the same investment portfolio.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. The Fund values its listed securities on the basis of the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. Investments representing shares of money market funds and other open-end investment companies are valued at their net asset value (“NAV”) as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1

10

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value as determined by Kempner Capital Management, Inc. (the “Adviser”), as the valuation designee, in accordance with procedures adopted by the Board of Trustees (the “Board”) pursuant to Rule 2a-5 under the 1940 Act. Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading. As a result, the prices of securities used to calculate the Fund’s NAV may differ from quoted or published prices for the same securities.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments based on the inputs used to value the investments as of May 31, 2024 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$83,635,715	$—	$—	$83,635,715
Money Market Funds	8,508,019	—	—	8,508,019
Total	$92,143,734	$—	$—	$92,143,734

Refer to the Fund’s Schedule of Investments for a listing of securities by sector and industry type. The Fund did not hold any derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2024.

11

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of each class of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class. The offering price and redemption price per share of each class of the Fund is equal to the NAV per share of such class.

Investment income – Dividend income is recorded on the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the security received. Interest income is accrued as earned. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s rules and tax rates.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Allocation between classes – Investment income earned, realized capital gains and losses, and unrealized appreciation and depreciation are allocated daily to each class of the Fund based upon its proportionate share of total net assets of the Fund. Class-specific expenses are charged directly to the class incurring the expense. Common expenses which are not attributable to a specific class are allocated daily to each class of shares of the Fund based upon its proportionate share of total net assets of the Fund. Distribution fees are class specific expenses.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund intends to declare and distribute net investment income dividends on a quarterly basis. In addition, the Fund will declare and distribute net realized capital gains, if any, on an annual basis. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid to shareholders by the Fund during the years ended May 31, 2024 and 2023 were as follows:

Year Ended	Ordinary Income	Long-Term Capital Gains	Total Distributions
5/31/2024	$3,161,973	$1,043,201	$4,205,174
5/31/2023	$1,957,768	$3,357,271	$5,315,039

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

12

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code. In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2024:

Tax cost of investments	$80,646,683
Gross unrealized appreciation	$16,641,012
Gross unrealized depreciation	(5,143,961)
Net unrealized appreciation	11,497,051
Undistributed ordinary income	1,752,876
Undistributed long-term gains	3,829,624
Distributable earnings	$17,079,551

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” of being sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended May 31, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended May 31, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, amounted to $27,438,393 and $27,599,616, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Investment Advisory Agreement. The Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.59% of average daily net assets.

13

KEMPNER MULTI-CAP DEEP VALUE FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

The Adviser has agreed contractually, until at least December 1, 2024, to reduce its management fees and reimburse other expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividend expenses on securities sold short; costs to organize the Fund; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 1.05% and 1.30% of average daily net assets for Institutional Class and Investor Class shares, respectively.

Management fee reductions and expense reimbursements by the Adviser are subject to repayment by the Fund for a period of 36 months after such fees and expenses were incurred, provided that the repayments do not cause the Fund’s total annual fund operating expenses to exceed the lesser of: (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. This agreement will terminate automatically if the Investment Advisory Agreement is terminated. During the year ended May 31, 2024, the Adviser did not reduce its management fees or reimburse other expenses of the Fund.

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including, but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated partially by the Adviser and partially by the Investor Class shares of the Fund for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the “Plan”), pursuant to Rule 12b-1 under the 1940 Act, which permits Investor Class shares of the Fund to directly incur or reimburse the Fund’s principal underwriter for certain expenses related to the distribution of Investor Class shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of the Fund’s average daily net assets allocable to Investor Class shares. The Fund has not adopted a plan of distribution with respect to Institutional Class shares. During the year ended May 31, 2024, Investor Class shares of the Fund incurred $41,424 of distribution fees under the Plan.

14

KEMPNER MULTI-CAP DEEP VALUE FUND

NOTES TO FINANCIAL STATEMENTS (Continued)

TRUSTEE COMPENSATION

Each member of the Board who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2024, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

NAME OF RECORD OWNERS	% Ownership
Muir & Company (for the benefit of its customers)	86%

A beneficial owner of 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

6. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

The Fund paid the following distributions to shareholders subsequent to May 31, 2024:

			Per Share
	Record		Ordinary
	Date	Ex-Date	Income
Institutional Class	06/26/2024	06/27/2024	$0.0736
Investor Class	06/26/2024	06/27/2024	$0.0662

15

KEMPNER MULTI-CAP DEEP VALUE FUND
REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders of Kempner Multi-Cap Deep Value Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kempner Multi-Cap Deep Value Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years and period ended May 31, 2022, and prior, were audited by another auditor whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 25, 2024

16

KEMPNER MULTI-CAP DEEP VALUE FUND
OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-800-665-9778, or on the SEC’s website at www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-800-665-9778. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov.

FEDERAL TAX INFORMATION (Unaudited)

For the year ended May 31, 2024, the Fund designated $1,043,201 as long-term capital gain distribution.

Qualified Dividend Income – The Fund designates 64.25% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

Dividends Received Deduction – Corporate shareholders are generally entitled to take the dividends received deduction on the portion of a Fund’s dividend distribution that qualifies under tax law. For the year ended May 31, 2024, 51.37% of ordinary income dividends qualifies for the corporate dividends received deduction.

17

WAVELENGTH

FUNDS

Financial Statements

May 31, 2024

WAVELENGTH FUND

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS
May 31, 2024
EXCHANGE-TRADED FUNDS — 90.2%	Shares	Value
Emerging Markets Debt — 18.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF (a)	26,900	$2,395,445
VanEck Emerging Markets High Yield Bond ETF (a)	246,568	4,729,174
VanEck J.P. Morgan EM Local Currency Bond ETF	99,541	2,413,869
Vanguard Emerging Markets Government Bond ETF (a)	51,026	3,234,028
		12,772,516
Master Limited Partnerships — 3.5%
Global X MLP ETF	50,794	2,387,318

Real Estate Investment Trusts (REITs) — 0.4%
Vanguard Real Estate ETF	3,187	265,286

U.S. Fixed Income — 67.8%
Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF (a)	86,899	1,220,931
Invesco Senior Loan ETF	478,803	10,112,319
iShares Broad USD High Yield Corporate Bond ETF	178,015	6,467,285
iShares National Muni Bond ETF (a)	17,282	1,827,399
iShares Preferred & Income Securities ETF (a)	34,168	1,084,834
iShares TIPS Bond ETF	37,411	3,991,754
SPDR Bloomberg Convertible Securities ETF	18,893	1,354,061
SPDR Bloomberg Short Term High Yield Bond ETF	300,947	7,520,666
Vanguard Mortgage-Backed Securities ETF	159,355	7,166,194
Vanguard Short-Term Inflation-Protected Securities ETF	122,046	5,892,381
		46,637,824

Total Exchange-Traded Funds (Cost $62,397,802)		$62,062,944

1

WAVELENGTH FUND
SCHEDULE OF INVESTMENTS (Continued)
MONEY MARKET FUNDS — 5.8%	Shares	Value
DWS Government Money Market Series - Institutional Class, 5.26% (b)	1,002,637	$1,002,637
Fidelity Institutional Money Market Government Portfolio - Class I, 5.20% (b)	1,002,637	1,002,637
Goldman Sachs Financial Square Treasury Obligations Fund - Institutional Class, 5.17% (b)	1,002,637	1,002,637
Invesco Treasury Portfolio - Institutional Class, 5.22% (b)	1,002,637	1,002,637
Total Money Market Funds (Cost $4,010,548)		$4,010,548

COLLATERAL FOR SECURITIES LOANED — 20.8%
First American Government Obligations Fund - Class X, 5.17%(b) (Cost $14,307,501) (c)	14,307,501	$14,307,501

Investments at Value — 116.8% (Cost $80,715,851)		$80,380,993

Liabilities in Excess of Other Assets — (16.8%)		(11,568,243)

Net Assets — 100.0%		$68,812,750

(a)	All or a portion of the security is on loan. The total value of the securities on loan as of May 31, 2024 was $14,033,763 (Note 6).
(b)	The rate shown is the 7-day effective yield as of May 31, 2024.
(c)	This security was purchased with cash collateral held from securities on loan (Note 6).

See accompanying notes to financial statements.

2

WAVELENGTH FUND
SCHEDULE OF FUTURES CONTRACTS
May 31, 2024
FUTURES CONTRACTS	Contracts	Expiration Date	Notional Value	Value/Unrealized Appreciation (Depreciation)
Commodity Futures
E-Mini Gold Future	18	7/29/2024	$2,111,220	$(17,489)

Index Futures
E-Mini Dow CBOT DJIA Future	3	6/21/2024	581,865	673
E-Mini Nasdaq 100 Future	7	6/21/2024	2,602,740	39,745
E-Mini S&P 500 Future	11	6/21/2024	2,912,525	77,525
MSCI Emerging Markets Future	49	6/21/2024	2,588,425	7,886
Total Index Futures			8,685,555	125,829

Treasury Futures
10-Year U.S. Treasury Note Future	43	9/19/2024	4,678,266	28,147
2-Year U.S. Treasury Note Future	48	9/30/2024	9,777,750	11,255
5-Year U.S. Treasury Note Future	86	9/30/2024	9,098,531	36,182
U.S. Treasury Long Bond Future	30	9/19/2024	3,481,875	37,573
Total Treasury Futures			27,036,422	113,157

Total Futures Contracts			$37,833,197	$221,497

The average monthly notional value of futures contracts during the year ended May 31, 2024 was $34,116,378.

See accompanying notes to financial statements.

3

WAVELENGTH FUND
STATEMENT OF ASSETS AND LIABILITIES
May 31, 2024
ASSETS
Investments in securities:
At cost	$80,715,851
At value* (Note 2)	$80,380,993
Margin deposits for futures contracts (Note 2)	2,938,866
Variation margin receivable (Notes 2 and 5)	84,499
Receivable for capital shares sold	39,536
Dividends and interest receivable	18,942
Other assets	12,629
Total assets	83,475,465

LIABILITIES
Variation margin payable (Notes 2 and 5)	55,654
Payable for return of collateral received for securities on loan	14,307,501
Payable for capital shares redeemed	181,378
Payable for investment securities purchased	77,508
Payable to Adviser (Note 4)	29,184
Payable to administrator (Note 4)	3,712
Other accrued expenses	7,778
Total liabilities	14,662,715

CONTINGENCIES AND COMMITMENTS (NOTE 8)	—
NET ASSETS	$68,812,750

NET ASSETS CONSIST OF:
Paid-in capital	$91,070,956
Accumulated deficit	(22,258,206)
NET ASSETS	$68,812,750

Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	7,263,640

Net asset value, offering price and redemption price per share (Note 2)	$9.47

* Includes value of securities on loan (Note 6)	$14,033,763

See accompanying notes to financial statements.

4

WAVELENGTH FUND
STATEMENT OF OPERATIONS
For the Year Ended May 31, 2024
INVESTMENT INCOME
Dividends	$4,607,189
Securities lending income (Note 6)	263,800
Interest	26,260
Total investment income	4,897,249

EXPENSES
Management fees (Note 4)	822,733
Administration fees (Note 4)	94,619
Fund accounting fees (Note 4)	43,196
Legal fees	40,160
Registration and filing fees	31,691
Networking fees	24,422
Transfer agent fees (Note 4)	23,914
Trustees’ fees and expenses (Note 4)	19,869
Audit and tax services fees	17,515
Custody and bank service fees	16,150
Compliance fees and expenses (Note 4)	12,294
Postage and supplies	10,018
Shareholder reporting expense	8,986
Insurance expense	3,472
Other expenses	10,952
Total expenses	1,179,991
Less fee reductions by the Adviser (Note 4)	(247,607)
Less fee waivers by the administrator (Note 4)	(75,000)
Net expenses	857,384

NET INVESTMENT INCOME	4,039,865

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS AND FUTURES CONTRACTS
Net realized gains (losses) from:
Investments	(6,793,418)
Futures contracts (Note 5)	(560,286)
Long-term capital gain distributions from regulated investment companies	1,100
Net change in unrealized appreciation (depreciation) on:
Investments	7,619,356
Futures contracts (Note 5)	254,723
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS AND FUTURES CONTRACTS	521,475

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$4,561,340

See accompanying notes to financial statements.

5

WAVELENGTH FUND
STATEMENTS OF CHANGES IN NET ASSETS
	Year Ended May 31, 2024	Year Ended May 31, 2023
FROM OPERATIONS
Net investment income	$4,039,865	$5,105,890
Net realized gains (losses) from:
Investments	(6,793,418)	(6,897,308)
Futures contracts (Note 5)	(560,286)	(2,418,561)
Long-term capital gain distributions from regulated investment companies	1,100	16,958
Net change in unrealized appreciation (depreciation) on:
Investments	7,619,356	(141,690)
Futures contracts (Note 5)	254,723	243,776
Net increase (decrease) in net assets resulting from operations	4,561,340	(4,090,935)

DISTRIBUTIONS TO SHAREHOLDERS (Note 2)	(4,255,450)	(5,119,784)

CAPITAL SHARE TRANSACTIONS
Proceeds from shares sold	19,129,955	36,472,949
Net asset value of shares issued in reinvestment of distributions to shareholders	2,738,282	3,314,082
Payments for shares redeemed	(62,948,733)	(80,974,168)
Net decrease in net assets from capital share transactions	(41,080,496)	(41,187,137)

TOTAL DECREASE IN NET ASSETS	(40,774,606)	(50,397,856)

NET ASSETS
Beginning of year	109,587,356	159,985,212
End of year	$68,812,750	$109,587,356

CAPITAL SHARE ACTIVITY
Shares sold	2,032,900	3,854,543
Shares issued in reinvestment of distributions to shareholders	293,521	354,175
Shares redeemed	(6,761,722)	(8,545,591)
Net decrease in shares outstanding	(4,435,301)	(4,336,873)
Shares outstanding at beginning of year	11,698,941	16,035,814
Shares outstanding at end of year	7,263,640	11,698,941

See accompanying notes to financial statements.

6

WAVELENGTH FUND FINANCIAL HIGHLIGHTS

Per Share Data for a Share Outstanding Throughout Each Year

	Year Ended May 31, 2024		Year Ended May 31, 2023		Year Ended May 31, 2022	Year Ended May 31, 2021	Year Ended May 31, 2020
Net asset value at beginning of year	$9.37		$9.98		$10.99	$10.35	$10.26

Income (loss) from investment operations:
Net investment income (a)	0.45		0.41		0.19	0.11	0.22
Net realized and unrealized gains (losses) on investments and futures contracts	0.09		(0.63)		(0.88)	0.75	0.38
Total from investment operations	0.54		(0.22)		(0.69)	0.86	0.60

Less distributions from:
Net investment income	(0.44)		(0.39)		(0.16)	(0.10)	(0.23)
Net realized gains	—		—		(0.16)	(0.12)	(0.28)
Total distributions	(0.44)		(0.39)		(0.32)	(0.22)	(0.51)

Net asset value at end of year	$9.47		$9.37		$9.98	$10.99	$10.35

Total return (b)	5.95%		(2.12	%)(c)	(6.53%)	8.39%	5.92%

Net assets at end of year (000’s)	$68,813		$109,587		$159,985	$155,862	$81,773

Ratios/supplementary data:
Ratio of total expenses to average net assets (d)	1.37%		1.30%		1.22%	1.25%	1.34%
Ratio of net expenses to average net assets (d)(e)	0.99	%(f)	0.99	%(g)	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets (a)(d)(e)	4.68	%(f)	3.88	%(g)	1.72%	1.02%	2.07%
Portfolio turnover rate	49%		44%		18%	12%	52%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declarations of dividends by the underlying investment companies in which the Fund invests.
(b)	Total return is a measure of the change in value of an investment in the Fund over the periods covered. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. The total returns would be lower if the Adviser and/or administrator had not reduced management fees and/or reimbursed expenses (Note 4).
(c)	During the year ended May 31, 2023, the Adviser voluntarily refunded to the Fund all management fees paid in the amount of $289,118 for changes concerning the corporate ownership structure of the Adviser for the period from May 14, 2021 until August 12, 2021, which otherwise would have reduced the total return by 0.21%.
(d)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of expenses of the underlying investment companies in which the Fund invests.
(e)	Ratio was determined after advisory fee reductions and/or expense reimbursements and/or administrator waivers.
(f)	Ratio excludes the voluntary waiver from Ultimus in the amount of $75,000, otherwise the net expenses and the net investment income to average net assets would have remained the same since the Adviser would have reduced additional management fees.
(g)	Ratio excludes the voluntary refund from the Adviser in the amount of $289,118, otherwise the net expenses and the net investment income to average net assets would have been 0.76% and 4.11%, respectively.

See accompanying notes to financial statements.

7

WAVELENGTH FUND NOTES TO FINANCIAL STATEMENTS May 31, 2024

1. Organization

Wavelength Fund (the “Fund”) is a diversified series of Ultimus Managers Trust (the “Trust”), an open-end investment company established as an Ohio business trust under a Declaration of Trust dated February 28, 2012. Other series of the Trust are not incorporated in this report. The Fund is a “fund of funds”, in that the Fund will generally invest in other investment companies.

The investment objective of the Fund is to seek total return.

2. Significant Accounting Policies

The Fund follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.” The following is a summary of the Fund’s significant accounting policies used in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Regulatory update – Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds (“ETFs”) – Effective January 24, 2023, the Securities and Exchange Commission (the “SEC”) adopted rule and form amendments to require mutual funds and ETFs to transmit concise and visually engaging streamlined annual and semiannual reports to shareholders that highlight key information. Other information, including financial statements, will no longer appear in a streamlined shareholder report but must be available online, delivered free of charge upon request, and filed on a semiannual basis on Form N-CSR. The rule and form amendments have a compliance date of July 24, 2024. The Fund has implemented the rule and form requirements, as applicable, and is currently adhering to the requirements.

Securities and futures valuation – The Fund values its portfolio securities at market value as of the close of regular trading on the New York Stock Exchange (the “NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open. Exchange-traded funds (“ETFs”) are valued at the security’s last sale price on the security’s primary exchange, if available, otherwise at the exchange’s most recently quoted mean price. Investments representing shares of money market funds and other open-end investment companies, except for ETFs, are valued at their net asset value (“NAV”) as reported by such companies. NASDAQ-listed securities are valued at the NASDAQ Official Closing Price. The Fund values its exchange-traded futures contracts at their last sale price as of the close of regular trading on the NYSE. Prices for these futures contracts are monitored daily by Wavelength Capital Management, LLC (the “Adviser”), as the Fund’s valuation designee, until the close of regular trading to determine if fair valuation is required.

When using a quoted price and when the market for the security is considered active, a security will be classified as Level 1 within the fair value hierarchy (see below). In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value determined by the Adviser, in accordance with procedures adopted by the Trust’s Board of Trustees (the

8

WAVELENGTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

“Board”) pursuant to the Rule 2a-5 under the Investment Company Act of 1940, as amended, (“the 1940 Act”). Under these procedures, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. Unavailable or unreliable market quotes may be due to the following factors: a substantial bid-ask spread; infrequent sales resulting in stale prices; insufficient trading volume; small trade sizes; a temporary lapse in any reliable pricing source; and actions of the securities or futures markets, such as the suspension or limitation of trading.

GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value, and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 – quoted prices in active markets for identical securities

●	Level 2 – other significant observable inputs

●	Level 3 – significant unobservable inputs

The inputs or methods used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the Fund’s investments and other financial instruments and the inputs used to value the investments and other financial instruments as of May 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Exchange-Traded Funds	$62,062,944	$—	$—	$62,062,944
Money Market Funds	4,010,548	—	—	4,010,548
Collateral for Securities Loaned	14,307,501	—	—	14,307,501
Total	$80,380,993	$—	$—	$80,380,993
Other Financial Instruments
Futures Contracts	$221,497	$—	$—	$221,497
Total	$221,497	$—	$—	$221,497

The Fund did not have any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the year ended May 31, 2024. Other Financial Instruments are future contracts which are valued at the unrealized appreciation (depreciation) as of May 31, 2024.

Cash account – The Fund’s cash is held in a bank account with balances which, at times, may exceed United States federally insured limits by the Federal Deposit Insurance Corporation (“FDIC”). Cash held with a broker, if any, is not FDIC insured. The Fund maintains these balances with a high-quality financial institution and may incur charges on cash overdrafts.

9

WAVELENGTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Share valuation – The NAV per share of the Fund is calculated daily by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding. The offering price and redemption price per share of the Fund is equal to the NAV per share.

Investment income – Dividend income is recorded on the ex-dividend date. Interest income, if any, is accrued as earned. Non-cash dividends included in dividend income, if any, are recorded at the fair value of the security received.

Investment transactions – Investment transactions are accounted for on the trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

Common expenses – Common expenses of the Trust are allocated among the Fund and the other series of the Trust based on the relative net assets of each series, the number of series in the Trust, or the nature of the services performed and the relative applicability to each series.

Distributions to shareholders – The Fund distributes to shareholders any net investment income on a quarterly basis and any net realized capital gains at least annually. The amount of such dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions to shareholders are recorded on the ex-dividend date. The tax character of distributions paid during the years ended May 31, 2024 and 2023 was as follows:

Year Ended	Ordinary Income	Tax-Exempt Distributions	Long-Term Capital Gains	Total Distributions
5/31/2024	$4,106,382	$149,068	$—	$4,255,450
5/31/2023	$4,915,777	$204,007	$—	$5,119,784

Futures contracts – The Fund uses futures contracts to gain exposure to or to hedge against changes in the value of equities, real estate, interest rates or commodities. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. When the Fund purchases or sells a futures contract, no price is paid to or received by the Fund. Instead, the Fund is required to deposit in a segregated asset account an amount of cash or qualifying securities currently ranging from 2% to 10% of the contract amount. This is called the “initial margin deposit.” Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying asset. The Fund recognizes an unrealized gain or loss equal to the daily variation margin. If market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. The margin deposits for futures contracts and the variation receivable/payable are reported on the Statement of Assets and Liabilities.

10

WAVELENGTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increase (decrease) in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal income tax – The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year amounts equal to at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis for each item as of May 31, 2024:

Tax cost of investments	$84,680,602
Gross unrealized appreciation	$462,607
Gross unrealized depreciation	(4,762,216)
Net unrealized depreciation	(4,299,609)
Undistributed ordinary income	542,240
Accumulated capital and other losses	(18,500,837)
Total accumulated deficit	$(22,258,206)

The value of the federal income tax cost of investments may temporarily differ from the financial statement cost. This book/tax difference is due to the recognition of capital gains or losses under income tax regulations and GAAP, primarily the tax deferral of losses on wash sales, the tax treatment of realized and unrealized gains and losses on futures contracts and adjustments to basis on publicly traded partnerships.

As of May 31, 2024, the Fund had short-term capital loss carryforwards and long-term capital loss carryforwards (“CLCF”) of $3,321,378 and $15,179,459, respectively, for federal income tax purposes. These CLCFs, which do not expire, may be utilized in future years to offset net realized capital gains, if any.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the Fund’s tax positions for all open tax years (generally, three years) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements. The Fund identifies its major tax jurisdiction as U.S. Federal.

11

WAVELENGTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations. During the year ended May 31, 2024, the Fund did not incur any interest or penalties.

3. Investment Transactions

During the year ended May 31, 2024, cost of purchases and proceeds from sales of investment securities, other than short-term investments, were $37,988,530 and $67,228,594, respectively.

4. Transactions with Related Parties

INVESTMENT ADVISORY AGREEMENT

The Fund’s investments are managed by the Adviser pursuant to the terms of an Advisory Agreement. Under the Advisory Agreement, the Fund pays the Adviser a management fee, computed and accrued daily and paid monthly, at the annual rate of 0.95% of its average daily net assets.

Pursuant to a new Expense Limitation Agreement between the Fund and the Adviser (the “ELA”), the Adviser has agreed, until October 1, 2025, to reduce its management fees and reimburse other expenses to limit total annual operating expenses (exclusive of brokerage costs; taxes; interest; borrowing costs such as interest and dividends expenses on securities sold short; acquired fund fees and expenses; extraordinary expenses such as litigation and merger or reorganization costs and other expenses not incurred in the ordinary course of the Fund’s business) to an amount not exceeding 0.99% of the Fund’s average daily net assets.

Accordingly, under the ELA, the Adviser, reduced its management fees in the amount of $247,607 during the year ended May 31, 2024.

Under the terms of the ELA, management fee reductions and expense reimbursements by the Adviser are subject to recoupment by the Adviser for a period of three years after such fees and expenses were incurred, provided that the recoupments do not cause total annual operating expenses of the Fund to exceed the lesser of (i) the expense limitation then in effect, if any, and (ii) the expense limitation in effect at the time the expenses to be repaid were incurred. As of May 31, 2024, the Adviser may seek recoupment of management fee reductions and expense reimbursements in the amount of $1,044,921 no later than the dates as stated below:

May 31, 2025	May 31, 2026	May 31, 2027	Total
$415,183	$382,131	$247,607	$1,044,921

OTHER SERVICE PROVIDERS

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting, and transfer agency services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services. In addition, the Fund pays out-of-pocket expenses including,

12

WAVELENGTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

but not limited to, postage, supplies and certain costs related to the pricing of the Fund’s portfolio securities. During the year ended May 31, 2024, Ultimus voluntarily waived fees in the amount of $75,000. These voluntary waivers are not subject to recoupment by Ultimus.

Under the terms of a Consulting Agreement with the Trust, Northern Lights Compliance Services, LLC (“NLCS”) provides an Anti-Money Laundering Officer and Chief Compliance Officer to the Trust, as well as related compliance services. Under the terms of the agreement, NLCS receives fees from the Fund. NLCS is a wholly-owned subsidiary of Ultimus.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as the principal underwriter to the Fund. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers of the Trust are also officers of Ultimus and are not paid by the Fund for serving in such capacities.

TRUSTEE COMPENSATION

Each member of the Board (a “Trustee”) who is not an “interested person” (as defined by the 1940 Act, as amended) of the Trust (“Independent Trustee”) receives an annual retainer and meeting fees, plus reimbursement for travel and other meeting-related expenses.

PRINCIPAL HOLDERS OF FUND SHARES

As of May 31, 2024, the following shareholders owned of record 25% or more of the outstanding shares of the Fund:

Name of Record Owners	% Ownership
National Financial Services, LLC (for the benefit of its customers)	37%
Charles Schwab & Co., Inc. (for the benefit of its customers)	35%

A shareholder owning of record or beneficially 25% or more of the Fund’s outstanding shares may be considered a controlling person. That shareholder’s vote could have a more significant effect on matters presented at a shareholders’ meeting.

5. Derivatives Transactions

The Fund’s positions in derivative instruments as of May 31, 2024 are recorded in the following location on the Statement of Assets and Liabilities:

Derivative Investment Type	Location
Futures contracts	Variation margin receivable (payable)

13

WAVELENGTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

The following table sets forth the values of variation margin of the Fund as of May 31, 2024:

	Variation Margin
Type of Derivative and Risk	Receivable	(Payable)	Total
Asset Derivatives
Futures contracts
Commodity	$—	$(17,489)	$(17,489)
Index	33,510	(38,165)	(4,655)
Treasury	50,989	—	50,989
Total	$84,499	$(55,654)	$28,845

The Fund’s transactions in derivative instruments during the year ended May 31, 2024 are recorded in the following locations on the Statement of Operations:

Derivative Investment Type	Location
Futures contracts	Net realized gains (losses) from futures contracts
Net change in unrealized appreciation (depreciation) on futures contracts

The following is a summary of the Fund’s net realized losses and net change in unrealized appreciation (depreciation) on derivative instruments recognized on the Statement of Operations during the year ended May 31, 2024:

Type of Derivative and Risk	Net Realized Gains (Losses)	Net Change in Unrealized Appreciation (Depreciation)
Futures contracts
Commodity	$180,363	$(3,880)
Index	734,009	198,351
Treasury	(1,474,658)	60,252
Total	$(560,286)	$254,723

In the ordinary course of business, the Fund may enter into transactions subject to enforceable netting agreements or other similar arrangements (“netting agreements”). Generally, the right to offset in netting agreements allows the Fund to offset any exposure to a specific counterparty with any collateral received or delivered to that counterparty based on the terms of the agreements. Generally, the Fund manages its cash collateral securities and securities collateral on a counterparty basis.

14

WAVELENGTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

As of May 31, 2024, the offsetting of financial assets and derivative assets is as follows:

Description	Gross Amounts of Recognized Assets not Offset on Statement of Assets and Liabilities	Gross Amounts of Recognized Liabilities not Offset on Statement of Assets and Liabilities	Derivatives Available for Offset	Net Amounts Presented on Statement of Assets and Liabilities	Collateral Pledged	Net Amount
Variation margin receivable - futures contracts	$84,499	$—	$(55,654)	$28,845	$—	$28,845
Variation margin payable - futures contracts	—	(55,654)	55,654	—	—	—
Total subject to a master netting or similar arrangement	$84,499	$(55,654)	$—	$28,845	$—	$28,845

6. Securities Lending

Under the terms of the Securities Lending Agreement (the “SLA”) with U.S. Bank National Association (“U.S. Bank”), U.S. Bank is authorized to loan securities on behalf of the Fund to approved borrowers. The contractual maturity of securities lending transactions is on an overnight and continuous basis. In exchange, the Fund receives cash collateral in the amount of at least 102% of the value of the securities loaned. Any collateral shortfalls due to changes in security market prices are adjusted the next business day. The cash collateral is invested in a short-term investment instrument as noted on the Fund’s Schedule of Investments. Although risk is mitigated by the collateral, the Fund could experience a delay in recovering its securities and possible loss of income or value if the borrower fails to return them. The SLA provides that after predetermined rebates to borrowers, the Fund retains a portion of its net securities lending income and pays U.S. Bank the remaining portion. The Fund manages credit exposure arising from these lending transactions by, in appropriate circumstances, entering into an SLA with U.S. Bank that provides the Fund, in the event of default (such as bankruptcy or borrower’s failure to pay or perform), the right to net rights and obligations under such agreements and liquidate and set off collateral against the net amount owed to the Fund. The Fund’s collateral was invested in a money market fund. As of May 31, 2024, the fair value of securities on loan and the collateral held were $14,033,763 and $14,307,501, respectively.

15

WAVELENGTH FUND NOTES TO FINANCIAL STATEMENTS (Continued)

7. Certain Investments and Risks

The securities in which the Fund invests, as well as the risks associated with these securities, are described in the Fund’s prospectus. Among these risks are those associated with investments in shares of ETFs. ETFs issue their shares to authorized participants in return for a specific basket of securities. The authorized participants then sell the ETF’s shares on the secondary market. In other words, ETF shares are traded on a securities exchange based on their market value. Investments in ETFs are subject to the risk that the ETF’s shares may trade at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risk that the Fund receives less than NAV when selling an ETF) to the ETF’s NAV. Investments in ETFs are also subject to index-tracking risk because the total return generated by the securities will be reduced by transaction costs and expenses not incurred by the indices. Certain securities comprising the index tracked by an ETF may, from time to time, temporarily be unavailable, which may further impede the ETF’s ability to track its applicable index or match the index’s performance. To the extent that the Fund invests in an ETF, the Fund incurs additional expenses because the Fund bears its pro-rata portion of such ETF’s advisory fees and operational expenses. Finally, ETF shares are also subject to the risks applicable to the underlying basket of securities. As of May 31, 2024, the Fund had 90.2% of the value of its net assets invested in ETFs.

8. Contingencies and Commitments

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

9. Subsequent Events

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events except for the following:

On June 28, 2024, the Fund paid an ordinary income dividend of $0.1110 per share to the shareholders of record on June 27, 2024.

16

WAVELENGTH FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Wavelength Fund and

Board of Trustees of Ultimus Managers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedules of investments and futures contracts, of Wavelength Fund (the “Fund”), a series of Ultimus Managers Trust, as of May 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2024, the results of its operations for the year then ended, and the changes in net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Fund’s financial highlights for the years ended May 31, 2022, and prior, were audited by another auditor whose report dated July 20, 2022, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2024, by correspondence with the custodian and brokers. Our

17

WAVELENGTH FUND REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM (Continued)

audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2023.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

July 25, 2024

18

WAVELENGTH FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-866-896-9292, or on the SEC’s website at www.sec.gov. The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. These filings are available upon request by calling 1-866-896-9292. Furthermore, you may obtain a copy of the filings on the SEC’s website at www.sec.gov and the Fund’s website at www.wavelengthfunds.com/fund-resources.

FEDERAL TAX INFORMATION (Unaudited)

For the fiscal year ended May 31, 2024, the Fund designated $4,255,450 as tax-exempt income distributions.

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(b)	Included in (a)

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

Not applicable [filed under item 7]

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable [filed under Item 7 if applicable]

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15.	Submission of Matters to a Vote of Security Holders.

There has been no material changes to the manner in which shareholders may recommend nominees to the Registrant’s Board of Trustees or the Nominations & Governance Committee (the “Committee”). The Registrant does not have formal procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees. While the Registrant does not have formal procedure, the Committee shall to the extent required under applicable law, when identifying potential candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder.

Item 16.	Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)	Not applicable

(b)	Not applicable

Item 19.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Attached hereto

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(1)	Not applicable

(2)	Change in the registrant’s independent public accountant: Not applicable

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CODE ETH	Code of Ethics

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ultimus Managers Trust

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 6, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Todd E. Heim
Todd E. Heim, President and Principal Executive Officer

Date	August 6, 2024

By (Signature and Title)*		/s/ Daniel D. Bauer
Daniel D. Bauer, Treasurer and Principal Financial Officer

Date	August 6, 2024

*	Print the name and title of each signing officer under his or her signature.